UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  November 30, 2016

Item 1. Reports to Stockholders.

Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund
Convergence Market Neutral Fund

November 30, 2016

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	9
CONVERGENCE CORE PLUS FUND
SCHEDULE OF INVESTMENTS	19
SCHEDULE OF SECURITIES SOLD SHORT	27
CONVERGENCE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS	31
SCHEDULE OF SECURITIES SOLD SHORT	38
CONVERGENCE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS	42
SCHEDULE OF SECURITIES SOLD SHORT	49
STATEMENTS OF ASSETS AND LIABILITIES	54
STATEMENTS OF OPERATIONS	56
STATEMENTS OF CHANGES IN NET ASSETS
CONVERGENCE CORE PLUS FUND	57
CONVERGENCE OPPORTUNITIES FUND	58
CONVERGENCE MARKET NEUTRAL FUND	59
STATEMENTS OF CASH FLOWS	60
FINANCIAL HIGHLIGHTS
CONVERGENCE CORE PLUS FUND	62
CONVERGENCE OPPORTUNITIES FUND	66
CONVERGENCE MARKET NEUTRAL FUND	67
NOTES TO FINANCIAL STATEMENTS	68
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	81
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT – CONVERGENCE CORE PLUS FUND AND CONVERGENCE OPPORTUNITIES FUND	82
NOTICE OF PRIVACY POLICY & PRACTICES	86
ADDITIONAL INFORMATION	87

Convergence Core Plus Fund (MARNX, MARVX)
Convergence Opportunities Fund (CIPOX)
Convergence Market Neutral Fund (CPMNX)

Shareholder Letter (Unaudited)

Dear Shareholder:

We are pleased to provide to you with the annual report of the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund for the period ended November 30, 2016.

Convergence Investment Partners, LLC (“Convergence”) is thrilled by the positive returns and the results of our strategies through the end of fiscal year 2016.  Very few teams go undefeated and trees do not grow straight to the sky, but a sound strategy wins a great many games and most trees grow in the same direction.  Our fundamentally focused methodology has been tested in recent years; however, a strategy that is built on sound economic logic has the opportunity to stand the test of time.  As the year 2016 drew to a close, there was a renewed focus by investors to evaluate and differentiate the underlying fundamentals of the companies in which they invest.  As our long term investors are aware, our methodology is founded on a strong process of measuring and ranking companies based on economic and fundamental variables that are relevant to U.S. companies within each industry group

As we say in most of our quarterly write ups:  Stay Fundamental.

As the investment landscape continues to evolve and as it is impacted by economic and worldwide events, we believe investors will continue to shun the “beta” type bets that have been successful in recent years.  As the Federal Reserve reduces the monetary accommodation, as the political status quo is challenged, and as the once omnipresent, “lower forever” interest rate trend reverses course, shrewd and discerning investors will likely bid up the prices of fundamentally sound U.S. companies.  Moreover, these same participants will likely shun the high flying “hope” stocks and punish mismanagement.  Over the coming years, Convergence will carefully and meticulously monitor the abundance of U.S. equities and seek to reward our investors by not only investing in companies with positive and improving fundamentals, but also by shorting names with weak or declining businesses.  At Convergence we play with the entire hand of cards and seek to generate alpha on both the long and short side of our best ideas.

“Our strategies are based on corporate fundamentals
supported by compelling empirical results…”

Convergence Core Plus Fund

The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies. The Fund focuses primarily on companies with medium and large market capitalizations.  The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market.  Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100% of the fund’s total assets. Under normal market conditions, the Fund’s long positions may range from 120% to 150% of the fund’s total assets and its short positions may range from 20% to 50% of the fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

Net of Fee Performance					Annualized
	1	3	6	9	1	3	5	Since
	Month	Months	Months	Months	Year	Years	Years	Inception
Convergence Core
Plus Fund
(Institutional Class)	7.95%	7.76%	10.93%	16.53%	6.04%	7.06%	14.43%	13.57%
Russell 3000 Index
Total Return	4.48%	2.38%	6.93%	17.23%	8.31%	8.68%	14.41%	12.60%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Returns presented net of fees
Period Ending: November 30, 2016
Inception Date: December 29, 2009
Expense Ratio Net of Dividends on Short Positions: Institutional Class 1.26%,
Investment Class 1.52%
Gross Expense Ratios: Institutional Class is 2.24%, Investment Class is 2.50%
(as of the prospectus dated March 29, 2016)

The Convergence Core Plus Fund (MARNX) was up cumulatively 141.28% net of fees from December 29, 2009 (its inception) to November 30, 2016 versus the Russell 3000 Total Return Index at 127.35%. Ten thousand dollars invested in MARNX at its inception would be worth $24,128 as of November 30, 2016*.  Performance for the Fund versus the market was driven by both the Convergence Fundamental ranking methodology and the broader mandate afforded the Fund through the ability to short.  A large part of the year’s performance can be explained by robust factor efficacy in the last few months.  Our factors, which encapsulate thematic investor preferences (value, earnings, growth, etc.,) are starting to generate returns commensurate with their long run averages. We believe that as the Federal Reserve and monetary policy continue to fade away, the importance of individual company fundamentals will again take the driver seat in terms of selecting winners and losers for publicly traded companies.

*
This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 12/29/2009 – 11/30/2016 and assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This does not imply any future performance.

Convergence Opportunities Fund

The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies. The Fund focuses primarily on companies with small and medium market capitalizations.  The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market.  Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100% of the fund’s total assets. Under normal market conditions, the Fund’s long positions may range from 120% to 150% of the fund’s total assets and its short positions may range from 20% to 50% of the fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

Net of Fee Performance					Annualized
	1	3	6	9	1	3	Since
	Month	Months	Months	Months	Year	Years	Inception
Convergence
Opportunities Fund
(Institutional Class)	10.06%	9.65%	13.33%	21.11%	8.11%	6.09%	6.08%
Russell 2000 Total
Return Index	11.15%	7.05%	15.37%	29.38%	12.08%	6.45%	6.45%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-677-9414

Returns presented net of fees
Period Ending: November 30, 2016
Inception Date: November 29, 2013
Expense Ratio Net of Dividends on Short Positions: Institutional Class 1.34%
Gross Expense Ratios: Institutional Class 2.63%
(as of the prospectus dated March 29, 2016)

The Convergence Opportunities Fund (CIPOX) was up cumulatively 19.40% net of fees from November 29, 2013 (its inception) to November 30, 2016 versus the Russell 2000 Total Return Index at 20.64%.  Ten thousand dollars invested in CIPOX at its inception would be worth $11,940 as of November 30, 2016*.  Performance for the Fund versus the market was driven by both the Convergence Fundamental ranking methodology and the broader mandate afforded the Fund through the ability to short.  A large part of the year’s performance can be explained by robust factor efficacy in the last few months.  Our factors, which encapsulate thematic investor preferences (value, earnings, growth, etc.,) are starting to generate returns commensurate with their long run averages. We believe that as the Federal Reserve and monetary policy continue to fade away, the importance of individual company fundamentals will again take the driver seat in terms of selecting winners and losers for publicly traded companies.

*
This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 11/29/2013 – 11/30/2016 and assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This does not imply any future performance.

Convergence Market Neutral Fund

The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price).  The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle.  The Fund focuses primarily on companies with medium and large market capitalizations. The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities it expects to underperform the market. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle. The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 0 to 20% of the fund’s total assets.  Under normal market conditions, the Fund’s long positions may range from 70% to 120% of the fund’s total assets and its short positions may range from 60% to 100% of the fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness (and unattractiveness) of the companies within each industry group.

Net of Fee Performance
					Since
	1	3	6	9	Inception
	Month	Months	Months	Months	(10 months)
Convergence Market Neutral Fund
(Institutional Class)	4.67%	7.18%	7.29%	3.83%	3.00%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.02%	0.09%	0.18%	0.26%	0.28%
S&P 500 Index Total Return	3.70%	1.83%	6.01%	15.68%	15.52%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-677-9414

Returns presented net of fees
Period Ending: November 30, 2016
Inception Date: January 29, 2016
Expense Ratio Net of Dividends on Short Positions: Institutional Class 1.50%
Gross Expense Ratios: Institutional Class is 2.77%,
(as of the prospectus dated December 28, 2015)

The Convergence Market Neutral Fund (CPMNX) was up cumulatively 3.00% net of fees from January 29, 2016 (its inception) to November 30, 2016 versus the Bank of America Merrill

Lynch 3 Month Treasury Bill Index at 0.28% and the S&P 500 Total Return Index at 15.52%.  Ten thousand dollars invested in CPMNX at its inception would be worth $10,300 as of November 30, 2016*.  Performance for the Fund versus the market was driven by both the Convergence Fundamental ranking methodology and the broader mandate afforded the Fund through the ability to short.  A large part of the year’s performance can be explained by robust factor efficacy in the last few months.  Our factors, which encapsulate thematic investor preferences (value, earnings, growth, etc.,) are starting to generate returns commensurate with their long run averages. We believe that as the Federal Reserve and monetary policy continue to fade away, the importance of individual company fundamentals will again take the driver seat in terms of selecting winners and losers for publicly traded companies.

*
This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 1/29/2016 – 11/30/2016 and assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This does not imply any future performance.Convergence Investment Partners is an active equity manager dedicated to managing outstanding U.S. equity strategies. Our team’s experience spans decades of investing based on fundamental stock picking combined with advanced technology. This has allowed us to develop systematic stock selection strategies that can help garner powerful results. Convergence uses its proprietary process to select and rank investments, construct portfolios, and help manage risk in each of its products.

Our strategies are based on corporate fundamentals supported by compelling empirical results that are applied within each industry group. Our firm’s name, Convergence, communicates our philosophy of a fundamental stock picking process that incorporates the intersection of sound investment theory executed in a disciplined environment utilizing advanced technology.

Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security.  Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro, and midcap companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  The Funds invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Total Return Index.  The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees. You cannot invest directly in an index.

Definitions:
Alpha – The active return on an investment.  Alpha is the relative performance of an investment versus a market index used as a benchmark.  For example, the excess return of a fund relative to its respective benchmark index is the fund’s alpha.

Beta – Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Correlation – a statistical measures that quantifies the degree to which two securities move in relation to each other.  Correlations are used in advanced portfolio management and have a value that must fall between -1 and 1.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index – an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500 TR index – an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ and assumes that any cash distributions, such as dividends, are reinvested back into the index. You cannot invest directly in an index.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Investment Class shares only) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/16 – 11/30/16).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Core Plus Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/16	11/30/16	6/1/16 – 11/30/16*
Actual**	$1,000.00	$1,109.30	$11.81
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.80	$11.28

*
Expenses are equal to the Fund’s annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.32%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.96.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.66.

	Convergence Core Plus Fund –
	Investment Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/16	11/30/16	6/1/16 – 11/30/16*
Actual**	$1,000.00	$1,107.90	$13.07
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.60	$12.48

*
Expenses are equal to the Fund’s annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.57%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $8.27.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.92.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Opportunities Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/16	11/30/16	6/1/16 – 11/30/16*
Actual**	$1,000.00	$1,133.30	$12.69
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.10	$11.98

*
Expenses are equal to the Fund’s annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.37%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.31.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.91.

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/16	11/30/16	6/1/16 – 11/30/16*
Actual**	$1,000.00	$1,072.90	$17.00
Hypothetical (5% return
before expenses)***	$1,000.00	$1,008.60	$16.47

*
Expenses are equal to the Fund’s annualized expense ratio of 3.28%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.77.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.57.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Core Plus Fund generally considers companies with medium and large market capitalizations to be those that comprise upper half of the Russell 3000® Index. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*  Excludes securities lending collateral.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2016

		Russell
	Institutional	3000 Total
	Class Shares	Return Index
One Year	6.04%	8.31%
Three Year	7.06%	8.68%
Five Year	14.43%	14.41%
Since Inception (12/29/09)	13.57%	12.60%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2016

		Russell
	Investment	3000 Total
	Class Shares	Return Index
One Year	5.74%	8.31%
Three Year	6.77%	8.68%
Since Inception (1/31/13)	11.08%	12.75%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investment Class shares. The graph does not reflect any future performance.

The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000 Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*  Excludes securities lending collateral.

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2016

		Russell
	Institutional	2000 Total
	Class Shares	Return Index
One Year	8.11%	12.08%
Three Year	6.09%	6.45%
Since Inception (11/29/13)	6.08%	6.45%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*  Excludes securities lending collateral.

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of November 30, 2016

		BofA
		Merrill Lynch
		3 Month
	Institutional	Treasury
	Class Shares	Bill Index
Since Inception (1/29/16)	3.00%	0.28%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is a unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

November 30, 2016

	Shares	Value
COMMON STOCKS* 125.13%

Accommodation 0.16%
Marriott International, Inc. – Class A (c)	2,723	$214,518

Administrative and Support Services 4.26%
Baker Hughes, Inc.	22,975	1,477,982
Cardtronics PLC – Class A (a)(b)	33,771	1,670,651
ManpowerGroup, Inc.	4,039	344,971
MasterCard, Inc. – Class A	15,603	1,594,627
Navient Corp.	26,054	448,910
		5,537,141
Air Transportation 2.22%
Hawaiian Holdings, Inc. (a)	19,322	992,185
SkyWest, Inc.	31,000	1,142,349
United Continental Holdings, Inc. (a)	10,808	745,212
		2,879,746
Ambulatory Health Care Services 0.76%
Quest Diagnostics, Inc.	11,265	985,237

Apparel Manufacturing 0.37%
PVH Corp.	4,482	474,823

Beverage and Tobacco Product Manufacturing 1.41%
National Beverage Corp. (c)	36,325	1,834,049

Broadcasting (except Internet) 2.87%
AMC Networks, Inc. – Class A (a)	6,198	342,440
Discovery Communications, Inc. – Class A (a)	53,830	1,458,254
Scripps Networks Interactive – Class A	11,903	824,402
Sirius XM Holdings, Inc.	243,302	1,111,890
		3,736,986
Building Material and Garden Equipment and Supplies Dealers 0.46%
Home Depot, Inc.	4,621	597,957

Chemical Manufacturing 8.94%
AbbVie, Inc.	53,767	3,269,034
Chemours Co.	47,393	1,171,555
Endo International PLC (a)(b)	54,039	865,164
Gilead Sciences, Inc.	44,196	3,257,245
Huntsman Corp.	53,845	1,048,901

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Chemical Manufacturing 8.94% (Continued)
Trinseo SA (b)(c)	17,788	$1,041,487
United Therapeutics Corp. (a)	7,863	987,671
		11,641,057
Clothing and Clothing Accessories Stores 1.78%
Genesco, Inc. (a)	18,623	1,176,974
Urban Outfitters, Inc. (a)	36,130	1,141,708
		2,318,682
Computer and Electronic Product Manufacturing 10.29%
Apple, Inc.	36,006	3,979,383
Garmin Ltd. (b)	10,251	534,692
HP, Inc.	60,829	936,767
Intel Corp.	35,245	1,223,002
Jabil Circuit, Inc.	38,361	811,335
NVIDIA Corp.	20,897	1,926,703
QUALCOMM, Inc.	32,012	2,180,978
Sanmina Corp. (a)	31,498	1,034,709
Teradata Corp. (a)	28,578	767,319
		13,394,888
Construction of Buildings 0.68%
Lennar Corp. – Class A	9,565	406,895
Toll Brothers, Inc. (a)	15,982	474,026
		880,921
Credit Intermediation and Related Activities 13.80%
American Express Co.	9,573	689,639
Bank of America Corp.	105,630	2,230,906
Capital One Financial Corp.	27,746	2,331,774
Citigroup, Inc.	35,147	1,981,939
Discover Financial Services	22,903	1,552,136
Fifth Third Bancorp	86,264	2,244,589
JPMorgan Chase & Co.	30,561	2,450,074
Regions Financial Corp.	86,672	1,173,539
SunTrust Banks, Inc.	23,135	1,201,863
Western Union Co.	78,327	1,647,217
Zions Bancorporation	11,350	451,617
		17,955,293

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Educational Services 0.40%
DeVry Education Group, Inc.	17,515	$522,823

Electronics and Appliance Stores 1.19%
Best Buy Co., Inc.	33,847	1,546,808

Food and Beverage Stores 0.23%
United Natural Foods, Inc. (a)	6,500	305,175

Food Manufacturing 4.85%
Archer-Daniels-Midland Co.	34,747	1,502,113
Dean Foods Co.	99,366	1,973,409
Hain Celestial Group, Inc. (a)	36,364	1,425,105
Tyson Foods, Inc. – Class A	24,618	1,398,549
		6,299,176
Food Services and Drinking Places 1.73%
Bloomin’ Brands, Inc.	40,485	753,021
Brinker International, Inc.	12,564	667,274
Darden Restaurants, Inc.	11,310	829,023
		2,249,318
Furniture and Related Product Manufacturing 0.31%
Herman Miller, Inc.	12,294	399,555

General Merchandise Stores 4.39%
Big Lots, Inc.	26,500	1,341,165
Kohl’s Corp.	29,993	1,614,523
Wal-Mart Stores, Inc.	38,971	2,744,728
		5,700,416
Health and Personal Care Stores 1.69%
Express Scripts Holding Co. (a)	15,290	1,160,205
Owens & Minor, Inc.	30,426	1,031,746
		2,191,951
Hospitals 0.88%
HCA Holdings, Inc. (a)	16,121	1,142,818

Insurance Carriers and Related Activities 6.29%
Aetna, Inc.	8,803	1,151,785
Lincoln National Corp.	17,017	1,090,790
Primerica, Inc.	13,709	969,226

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Insurance Carriers and Related Activities 6.29% (Continued)
Principal Financial Group, Inc.	15,962	$920,848
Reinsurance Group of America, Inc.	6,649	811,510
Torchmark Corp.	11,183	783,816
Unum Group	21,664	915,737
WellCare Health Plans, Inc. (a)	11,174	1,531,062
		8,174,774
Leather and Allied Product Manufacturing 0.35%
Wolverine World Wide, Inc.	20,094	452,718

Machinery Manufacturing 4.18%
Cummins, Inc.	3,866	548,121
General Electric Co. (c)	102,248	3,145,149
Ingersoll-Rand PLC (b)	12,540	934,732
Terex Corp.	26,621	812,473
		5,440,475
Management of Companies and Enterprises 0.71%
AES Corp.	46,625	533,856
Cooper-Standard Holdings, Inc. (a)	4,037	384,807
		918,663
Merchant Wholesalers, Nondurable Goods 1.50%
Procter & Gamble Co.	16,147	1,331,482
Univar, Inc. (a)	24,487	609,726
		1,941,208
Miscellaneous Manufacturing 1.13%
Baxter International, Inc.	22,955	1,018,513
Brady Corp. – Class A	12,355	454,046
		1,472,559
Motion Picture and Sound Recording Industries 0.91%
Regal Entertainment Group – Class A (c)(d)	51,594	1,182,019

Motor Vehicle and Parts Dealers 1.08%
Penske Automotive Group, Inc.	28,029	1,398,927

Nonmetallic Mineral Product Manufacturing 1.07%
Owens-Illinois, Inc. (a)	37,426	687,516
USG Corp. (a)	24,464	700,649
		1,388,165

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Nonstore Retailers 1.36%
eBay, Inc. (a)	23,568	$655,426
World Fuel Services Corp.	25,293	1,124,527
		1,779,953
Oil and Gas Extraction 0.44%
Helmerich & Payne, Inc.	7,559	571,838

Other Information Services 2.59%
Alphabet, Inc. – Class C (a)	2,456	1,861,746
VeriSign, Inc. (a)	19,080	1,504,458
		3,366,204
Paper Manufacturing 1.32%
International Paper Co.	15,918	775,525
Packaging Corporation of America	11,152	945,243
		1,720,768
Petroleum and Coal Products Manufacturing 3.87%
Marathon Petroleum Corp.	32,140	1,511,222
Owens Corning	17,405	894,269
Tesoro Corp.	16,710	1,359,359
Valero Energy Corp.	20,502	1,262,103
		5,026,953
Primary Metal Manufacturing 0.91%
Belden, Inc.	10,530	778,167
Worthington Industries, Inc.	7,186	404,428
		1,182,595
Professional, Scientific, and Technical Services 7.97%
Allscripts Healthcare Solutions, Inc. (a)	82,927	910,538
Amgen, Inc.	17,000	2,449,189
DigitalGlobe, Inc. (a)	23,640	760,026
Exelixis, Inc. (a)	79,536	1,345,749
FTI Consulting, Inc. (a)	10,248	437,590
International Business Machines Corp.	3,648	591,779
Jacobs Engeneering Group, Inc. (a)	11,564	717,084
PAREXEL International Corp. (a)	12,992	766,528
Quintiles IMS Holdings, Inc. (a)	8,784	674,875
VMware, Inc. – Class A (a)(c)(d)	21,019	1,705,482
		10,358,840

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Publishing Industries (except Internet) 6.60%
Citrix Systems, Inc. (a)	19,071	$1,654,028
Cogent Communications Holdings, Inc.	9,330	349,409
CommVault Systems, Inc. (a)	9,320	503,280
Mentor Graphics Corp.	45,583	1,666,058
Microsoft Corp.	28,375	1,709,877
Nuance Communications, Inc. (a)	66,248	1,073,880
Oracle Corp.	40,718	1,636,456
		8,592,988
Real Estate 0.41%
Realogy Holdings Corp.	22,006	531,445

Rental and Leasing Services 0.71%
United Rentals, Inc. (a)	9,204	930,616

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 3.11%
E*TRADE Financial Corp. (a)	16,862	581,908
Morgan Stanley	83,606	3,457,944
		4,039,852
Specialty Trade Contractors 1.20%
EMCOR Group, Inc.	11,419	792,137
Quanta Services, Inc. (a)	22,924	772,997
		1,565,134
Support Activities for Mining 2.83%
Nabors Industries Ltd. (b)	124,540	2,005,094
Rowan Companies PLC – Class A (a)(b)	93,958	1,674,332
		3,679,426
Telecommunications 2.69%
AT&T, Inc.	90,440	3,493,697

Transportation Equipment Manufacturing 2.09%
Lear Corp.	8,877	1,149,660
Moog, Inc. – Class A (a)	11,036	770,644
Oshkosh Corp.	11,478	803,460
		2,723,764
Truck Transportation 0.75%
Swift Transportation Co. – Class A (a)	39,140	977,326

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Utilities 4.08%
CenterPoint Energy, Inc.	34,557	$824,530
Entergy Corp.	12,462	856,513
Exelon Corp.	29,963	974,098
FirstEnergy Corp.	29,821	933,099
ONEOK, Inc.	16,079	883,219
Southwest Gas Corp.	11,183	828,996
		5,300,455
Water Transportation 0.62%
Royal Caribbean Cruises Ltd. (b)	10,010	810,510

Wholesale Electronic Markets and Agents and Brokers 0.69%
Tech Data Corp. (a)	10,625	901,744
TOTAL COMMON STOCKS (Cost $133,249,493)		162,732,954

REAL ESTATE INVESTMENT TRUSTS* 4.72%
Empire State Realty Trust, Inc. – Class A	28,328	571,376
Equity Commonwealth (a)	15,206	442,190
First Industrial Realty Trust, Inc.	21,167	559,867
Host Hotels & Resorts, Inc.	38,828	692,692
Hudson Pacific Properties, Inc.	16,046	559,524
Kite Realty Group Trust	14,766	355,122
LaSalle Hotel Properties	21,188	594,748
Liberty Property Trust	13,697	539,662
Pebblebrook Hotel Trust	23,171	666,398
Piedmont Office Realty Trust, Inc. – Class A	27,530	540,689
Sunstone Hotel Investors, Inc.	42,410	616,641
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,596,154)		6,138,909

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 2.26%

Money Market Fund 2.26%
First American Government
Obligations Fund – Class Y, 0.010% (e)	2,945,369	2,945,369
TOTAL INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $2,945,369)		2,945,369

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
SHORT-TERM INVESTMENTS 2.50%

Money Market Fund 2.50%
Fidelity Institutional Money Market Funds –
Government Portfolio, 0.280% (e)	3,245,225	$3,245,225
TOTAL SHORT-TERM INVESTMENTS (Cost $3,245,225)		3,245,225
Total Investments (Cost $145,036,241) 134.61%		175,062,457
Liabilities in Excess of Other Assets (34.61)%		(45,008,101)
TOTAL NET ASSETS 100.00%		$130,054,356

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $158,194,248, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of November 30, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

November 30, 2016

	Shares	Value
Abbott Laboratories	(7,255)	$(276,198)
ACADIA Pharmaceuticals, Inc.	(12,490)	(337,105)
Acuity Brands, Inc.	(1,070)	(269,009)
Adient PLC (a)	(481)	(25,762)
Advance Auto Parts, Inc.	(2,492)	(422,942)
Air Lease Corp. – Class A	(9,240)	(331,347)
Aircastle Ltd. (a)	(11,740)	(252,175)
Akamai Technologies, Inc.	(5,700)	(380,190)
Alnylam Pharmaceuticals, Inc.	(3,075)	(134,900)
Amsurg Corp.	(3,420)	(232,970)
Antero Resources Corp.	(13,424)	(328,754)
Ascena Retail Group, Inc.	(36,018)	(217,549)
athenahealth, Inc.	(1,915)	(181,159)
Ball Corp.	(2,200)	(165,132)
Banner Corp.	(3,590)	(187,147)
Beacon Roofing Supply, Inc.	(5,540)	(257,001)
BGC Partners, Inc. – Class A	(36,689)	(358,452)
Bluebird Bio, Inc.	(5,700)	(343,995)
Boston Beer Company, Inc. – Class A	(2,630)	(455,253)
Broadcom Ltd. (a)	(3,593)	(612,570)
CalAtlantic Group, Inc.	(9,642)	(321,946)
Casey’s General Stores, Inc.	(2,198)	(264,749)
Cavium, Inc.	(4,260)	(242,948)
CBRE Group, Inc. – Class A	(9,290)	(269,781)
Centene Corp.	(3,340)	(192,484)
CF Industries Holdings, Inc.	(8,404)	(243,212)
Charter Communications, Inc. – Class A	(1,022)	(281,367)
Chemical Financial Corp.	(7,812)	(405,286)
Cheniere Energy, Inc.	(9,601)	(392,297)
Chipotle Mexican Grill, Inc.	(440)	(174,385)
Chubb Ltd. (a)	(4,706)	(602,368)
Clovis Oncology, Inc.	(2,949)	(101,062)
Compass Minerals International, Inc.	(1,967)	(152,541)
Coty, Inc. – Class A	(7,251)	(135,666)
Cypress Semiconductor Corp.	(18,981)	(213,536)
Delphi Automotive PLC (a)	(3,430)	(219,520)
Diebold, Inc.	(4,626)	(105,473)
Dominion Resources, Inc.	(5,270)	(386,239)
Edgewell Personal Care Co.	(7,292)	(577,088)
Enstar Group Ltd. (a)	(1,808)	(355,544)
Equinix, Inc.	(860)	(291,334)
Equity Residential	(4,040)	(242,440)
Etsy, Inc.	(7,081)	(87,804)
Exponent, Inc.	(2,130)	(129,185)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Fabrinet (a)	(8,070)	$(345,396)
Ferroglobe PLC (a)	(15,030)	(171,492)
FirstCash, Inc.	(2,518)	(115,576)
Fitbit, Inc. – Class A	(21,090)	(176,312)
Flagstar Bancorp, Inc.	(6,010)	(169,362)
GCP Applied Technologies, Inc.	(6,300)	(176,400)
Gigamon, Inc.	(7,230)	(385,720)
Global Payments, Inc.	(5,200)	(356,460)
Golar LNG Ltd. (a)	(16,471)	(401,893)
Grand Canyon Education, Inc.	(816)	(46,594)
Granite Construction, Inc.	(4,720)	(278,433)
Guess? Inc.	(17,410)	(266,721)
Gulfport Energy Corp.	(13,346)	(342,859)
Hertz Global Holdings, Inc.	(6,410)	(161,404)
Houghton Mifflin Harcourt Co.	(11,610)	(128,291)
Howard Hughes Corp.	(471)	(53,600)
HubSpot, Inc.	(6,710)	(376,431)
ILG, Inc.	(10,740)	(194,072)
IMAX Corp. (a)	(1,875)	(59,906)
Imperva, Inc.	(7,630)	(291,085)
Ingevity Corp.	(3,040)	(159,205)
Insulet Corp.	(7,190)	(241,944)
IPG Photonics Corp.	(3,690)	(353,945)
j2 Global, Inc.	(5,610)	(412,391)
John Bean Technologies Corp.	(3,150)	(284,130)
Johnson Controls International PLC (a)	(6,144)	(276,357)
Juno Therapeutics, Inc.	(13,390)	(268,470)
Kimco Realty Corp.	(8,830)	(225,518)
Kite Pharma, Inc.	(7,608)	(387,475)
KLX, Inc.	(6,751)	(263,221)
Kosmos Energy Ltd. (a)	(57,304)	(303,711)
LendingClub Corp.	(69,155)	(391,417)
Level 3 Communications, Inc.	(5,879)	(323,757)
Liberty Broadband Corp. – Class A	(1,710)	(118,896)
Liberty Expedia Holdings, Inc. – Class A	(2,560)	(112,538)
Liberty Ventures	(3,840)	(149,837)
Lions Gate Entertainment Corp. (a)	(9,733)	(227,752)
Lithia Motors, Inc. – Class A	(3,420)	(314,298)
Littelfuse, Inc.	(2,520)	(367,391)
Madison Square Garden Co. – Class A	(1,820)	(316,025)
Mead Johnson Nutrition Co.	(5,400)	(389,286)
Medtronic PLC (a)	(3,600)	(262,836)
Microsemi Corp.	(4,800)	(262,800)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Mondelez International, Inc. – Class A	(9,335)	$(384,975)
Monogram Residential Trust, Inc.	(4,883)	(51,418)
Monster Beverage Corp.	(9,498)	(425,036)
Morningstar, Inc.	(2,845)	(207,429)
Netflix, Inc.	(2,744)	(321,048)
NetScout Systems, Inc.	(13,062)	(407,533)
Neurocrine Biosciences, Inc.	(9,224)	(428,455)
Nevro Corp.	(2,420)	(183,993)
New Jersey Resources Corp.	(17,680)	(609,076)
New York Community Bancorp, Inc.	(22,054)	(352,423)
New York REIT, Inc.	(28,330)	(273,101)
NorthStar Asset Management Group, Inc.	(18,367)	(271,097)
Norwegian Cruise Line Holdings Ltd. (a)	(5,231)	(208,246)
Old National Bancorp	(6,024)	(102,709)
Olin Corp.	(6,886)	(179,036)
Orbital ATK, Inc.	(3,156)	(269,301)
Parsley Energy, Inc. – Class A	(10,836)	(413,392)
Pattern Energy Group, Inc. – Class A	(17,153)	(336,713)
PayPal Holdings, Inc.	(9,900)	(388,873)
PDC Energy, Inc.	(5,430)	(404,264)
Pilgrim’s Pride Corp.	(20,140)	(354,665)
Pinnacle Financial Partners, Inc.	(5,045)	(325,403)
Portola Pharmaceuticals, Inc.	(7,517)	(135,231)
Puma Biotechnology, Inc.	(2,414)	(103,923)
RBC Bearings, Inc.	(3,300)	(279,708)
RLI Corp.	(5,331)	(320,073)
Sage Therapeutics, Inc.	(5,590)	(280,115)
Santander Consumer USA Holdings, Inc.	(20,194)	(278,273)
Signature Bank	(2,338)	(350,490)
Simmons First National Corp. – Class A	(5,833)	(352,605)
Snap-on, Inc.	(1,549)	(258,993)
Southern Copper Corp.	(1,200)	(39,396)
Spark Therapeutics, Inc.	(4,153)	(228,457)
Spirit Airlines, Inc.	(3,692)	(205,275)
Sprouts Farmers Market, Inc.	(23,597)	(472,176)
Square, Inc. – Class A	(32,910)	(425,856)
Stamps.com, Inc.	(3,450)	(366,390)
Stericycle, Inc.	(3,257)	(237,663)
Tahoe Resources, Inc. (a)	(14,220)	(136,228)
Texas Capital Bancshares, Inc.	(4,234)	(308,024)
TFS Financial Corp.	(16,761)	(312,257)
Total System Services, Inc.	(7,840)	(385,885)
TransDigm Group, Inc.	(737)	(185,304)
Trinity Industries, Inc.	(3,730)	(103,657)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
TripAdvisor, Inc.	(5,620)	$(271,333)
Tyler Technologies, Inc.	(2,436)	(362,720)
Ultimate Software Group, Inc.	(1,728)	(354,119)
Ultragenyx Pharmaceutical, Inc.	(6,043)	(473,105)
Under Armour, Inc. – Class C	(11,628)	(299,770)
Varian Medical Systems, Inc.	(3,270)	(293,745)
Veeva Systems, Inc. – Class A	(6,261)	(291,011)
Viacom, Inc. – Class B	(6,309)	(236,461)
Vonage Holdings Corp.	(37,092)	(244,436)
Waddell & Reed Financial, Inc. – Class A	(11,627)	(227,075)
Weatherford International PLC (a)	(72,225)	(369,070)
WEX, Inc.	(1,507)	(166,539)
Weyerhaeuser Co.	(8,170)	(251,881)
WisdomTree Investments, Inc.	(28,750)	(317,975)
Wynn Resorts Ltd.	(1,780)	(181,542)
XPO Logistics, Inc.	(11,540)	(513,876)
Zayo Group Holdings, Inc.	(12,083)	(416,863)
Zebra Technologies Corp. – Class A	(5,170)	(408,689)
Zendesk, Inc.	(15,190)	(323,395)
TOTAL SECURITIES SOLD SHORT (Proceeds $43,604,079)		$(41,736,842)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

November 30, 2016

	Shares	Value
COMMON STOCKS* 125.80%

Accommodation 0.44%
Penn National Gaming, Inc. (a)	26,003	$345,320

Administrative and Support Services 6.87%
Cardtronics PLC – Class A (a)(b)	20,326	1,005,527
Donnelley Financial Solutions, Inc. (a)	19,182	365,801
Kelly Services, Inc. – Class A	39,005	785,561
ManTech International Corp. – Class A	23,395	1,006,219
Navient Corp.	62,536	1,077,495
Piper Jaffray Companies (a)	15,301	1,116,208
		5,356,811
Air Transportation 1.77%
Hawaiian Holdings, Inc. (a)	14,948	767,580
SkyWest, Inc.	16,460	606,551
		1,374,131
Ambulatory Health Care Services 0.46%
Medpace Holdings, Inc. (a)	10,089	359,976

Beverage and Tobacco Product Manufacturing 1.24%
National Beverage Corp. (c)	19,190	968,903

Broadcasting (except Internet) 1.27%
Discovery Communications, Inc. – Class A (a)	36,637	992,496

Chemical Manufacturing 9.39%
AMAG Pharmaceuticals, Inc. (a)	25,397	843,180
Cardiovascular Systems, Inc. (a)	31,705	766,944
Chemours Co.	56,746	1,402,761
Emergent BioSolutions, Inc. (a)	23,951	640,929
Endo International PLC (a)(b)	60,645	970,927
Medifast, Inc.	15,831	618,675
SciClone Pharmaceuticals, Inc. (a)	39,260	390,637
Supernus Pharmaceuticals, Inc. (a)	29,460	634,863
Trinseo SA (b)(c)	18,075	1,058,291
		7,327,207
Clothing and Clothing Accessories Stores 1.16%
Children’s Place, Inc.	8,742	907,857

Computer and Electronic Product Manufacturing 13.76%
Amkor Technology, Inc. (a)	102,430	1,210,722
Benchmark Electronics, Inc. (a)	34,990	991,966

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Computer and Electronic Product Manufacturing 13.76% (Continued)
Bruker Corp.	46,899	$1,063,670
CEVA, Inc. (a)	22,300	709,140
CoreLogic, Inc. (a)	13,970	527,088
Fossil Group, Inc. (a)	16,377	547,319
Halyard Health, Inc. (a)	20,698	768,931
Jabil Circuit, Inc.	40,518	856,956
Masimo Corp. (a)	12,725	787,296
MaxLinear, Inc. – Class A (a)	32,183	657,499
Nanometrics, Inc. (a)	35,673	852,941
NCR Corp. (a)	17,409	674,599
Sanmina Corp. (a)	33,290	1,093,576
		10,741,703
Construction of Buildings 0.70%
Taylor Morrison Home Corp. – Class A (a)	27,632	547,390

Credit Intermediation and Related Activities 15.41%
Banco Latinoamericano de Comercio Exterior SA (b)	15,164	431,871
Central Pacific Financial Corp.	19,764	584,026
CIT Group, Inc.	30,451	1,243,923
East West Bancorp, Inc.	21,906	1,048,859
First BanCorp. (a)(b)	106,262	629,071
Hancock Holding Co.	27,421	1,139,343
Huntington Bancshares, Inc.	75,824	944,767
Regions Financial Corp.	141,148	1,911,143
TCF Financial Corp.	91,850	1,593,598
World Acceptance Corp. (a)(c)	12,250	689,308
Zions Bancorporation	45,345	1,804,278
		12,020,187
Data Processing, Hosting and Related Services 0.80%
HMS Holdings Corp. (a)	34,002	622,917

Educational Services 2.32%
Career Education Corp. (a)	97,337	972,396
DeVry Education Group, Inc.	28,050	837,293
		1,809,689
Electrical Equipment, Appliance, and
Component Manufacturing 1.71%
Alpha & Omega Semiconductor Ltd. (a)(b)	22,870	497,423
iRobot Corp. (a)	14,591	831,687
		1,329,110

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Fabricated Metal Product Manufacturing 0.91%
Gibraltar Industries, Inc. (a)	15,731	$707,895

Food and Beverage Stores 0.89%
SpartanNash Co.	10,211	369,740
United Natural Foods, Inc. (a)	6,981	327,758
		697,498
Food Manufacturing 1.19%
Dean Foods Co.	46,600	925,476

Food Services and Drinking Places 2.74%
Cheesecake Factory, Inc.	12,960	766,843
Dave & Buster’s Entertainment, Inc. (a)	15,835	741,870
Hyatt Hotels Corp. – Class A (a)	12,265	629,685
		2,138,398
Furniture and Related Product Manufacturing 0.81%
La-Z-Boy, Inc.	23,636	632,263

General Merchandise Stores 0.70%
Big Lots, Inc.	10,849	549,068

Hospitals 0.90%
LifePoint Health, Inc. (a)	12,727	699,348

Insurance Carriers and Related Activities 6.38%
Aspen Insurance Holdings Ltd. (b)	14,844	756,302
Essent Group Ltd. (a)(b)	44,680	1,363,633
Molina Healthcare, Inc. (a)(c)	16,298	861,512
Primerica, Inc.	16,038	1,133,887
Radian Group, Inc.	20,826	303,227
Stewart Information Services Corp.	7,110	337,298
Validus Holdings Ltd. (b)	4,086	222,033
		4,977,892
Machinery Manufacturing 1.03%
Chart Industries, Inc. (a)	22,565	802,186

Management of Companies and Enterprises 2.13%
Cooper-Standard Holdings, Inc. (a)	7,023	669,432
EchoStar Corp. – Class A (a)	19,479	993,429
		1,662,861

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Merchant Wholesalers, Durable Goods 2.38%
Continental Building Products, Inc. (a)	32,045	$717,808
VWR Corp. (a)(c)	41,677	1,133,614
		1,851,422
Merchant Wholesalers, Nondurable Goods 0.64%
Rayonier Advanced Materials, Inc.	36,179	502,165

Miscellaneous Manufacturing 2.64%
AngioDynamics, Inc. (a)	45,808	746,670
Brady Corp. – Class A	22,171	814,784
Globus Medical, Inc. – Class A (a)	22,990	497,504
		2,058,958
Motion Picture and Sound Recording Industries 0.76%
AMC Entertainment Holdings, Inc. – Class A	12,220	414,869
Regal Entertainment Group Class A (c)(d)	7,826	179,294
		594,163
Motor Vehicle and Parts Dealers 2.00%
Penske Automotive Group, Inc.	15,880	792,571
Sonic Automotive, Inc. – Class A	36,120	763,938
		1,556,509
Nonmetallic Mineral Product Manufacturing 1.01%
USG Corp. (a)	27,605	790,607

Nonstore Retailers 1.20%
GNC Holdings, Inc. – Class A	27,837	402,245
World Fuel Services Corp.	11,870	527,740
		929,985
Paper Manufacturing 1.63%
Clearwater Paper Corp. (a)	10,160	631,952
Veritiv Corp. (a)	13,725	643,016
		1,274,968
Personal and Laundry Services 0.37%
Shutterfly, Inc. (a)	5,742	290,947

Petroleum and Coal Products Manufacturing 1.55%
HollyFrontier Corp.	21,830	628,049
PBF Energy, Inc. – Class A	24,240	581,518
		1,209,567

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Primary Metal Manufacturing 3.74%
AK Steel Holding Corp. (a)	61,963	$565,722
Global Brass & Copper Holdings, Inc.	20,948	600,160
SunCoke Energy, Inc. (a)	35,469	405,056
Titan International, Inc.	31,127	359,828
Worthington Industries, Inc.	17,490	984,337
		2,915,103
Printing and Related Support Activities 1.27%
Quad/Graphics, Inc. – Class A	35,188	989,838

Professional, Scientific, and Technical Services 7.81%
Allscripts Healthcare Solutions, Inc. (a)	17,703	194,379
Convergys Corp.	27,362	707,855
FTI Consulting, Inc. (a)	14,023	598,782
Insperity, Inc.	10,862	786,409
Luminex Corp. (a)	26,465	538,033
McDermott International, Inc. (a)(b)	105,860	728,317
PAREXEL International Corp. (a)	19,434	1,146,606
Unisys Corp. (a)	93,430	1,387,436
		6,087,817
Publishing Industries (except Internet) 3.85%
Cogent Communications Holdings, Inc.	11,615	434,982
CommVault Systems, Inc. (a)	14,988	809,352
Nuance Communications, Inc. (a)	62,115	1,006,884
Qualys, Inc. (a)	22,680	752,976
		3,004,194
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 1.48%
HomeStreet, Inc. (a)	39,622	1,151,019

Specialty Trade Contractors 0.97%
EMCOR Group, Inc.	10,865	753,705

Support Activities for Mining 1.61%
Ensco PLC – Class A (b)	64,170	619,882
Nabors Industries Ltd. (b)	39,526	636,369
		1,256,251
Telecommunications 3.64%
Argan, Inc.	11,870	717,542
Blucora, Inc. (a)	74,360	1,052,193
NeuStar, Inc. – Class A (a)(c)	30,174	731,720

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Telecommunications 3.64% (Continued)
Windstream Holdings, Inc. (c)(d)	45,210	$335,006
		2,836,461
Transportation Equipment Manufacturing 3.92%
Meritor, Inc. (a)	63,598	802,607
Navistar International Corp. (a)	24,587	756,296
Tenneco, Inc. (a)	11,371	670,320
Wabash National Corp. (a)	59,942	826,600
		3,055,823
Truck Transportation 0.67%
ArcBest Corp.	17,262	525,628

Utilities 4.72%
Great Plains Energy, Inc.	45,280	1,194,939
Hawaiian Electric Industries, Inc.	37,453	1,153,552
Southwest Gas Corp.	17,953	1,330,856
		3,679,347
Wholesale Electronic Markets and Agents and Brokers 1.09%
Tech Data Corp. (a)	10,054	853,283

Wood Product Manufacturing 1.87%
Ply Gem Holdings, Inc. (a)	50,930	776,683
Universal Forest Products, Inc.	6,820	677,499
		1,454,182
TOTAL COMMON STOCKS (Cost $81,880,915)		98,118,524

REAL ESTATE INVESTMENT TRUSTS* 10.03%
Empire State Realty Trust, Inc. – Class A	41,368	834,393
Hudson Pacific Properties, Inc.	21,981	766,477
iStar, Inc. (a)	51,415	628,291
Kite Realty Group Trust	35,665	857,743
LaSalle Hotel Properties	35,520	997,047
Lexington Realty Trust	50,100	517,533
Piedmont Office Realty Trust, Inc. – Class A	42,702	838,667
RLJ Lodging Trust	39,301	895,670
Summit Hotel Properties, Inc.	27,700	393,894
Sunstone Hotel Investors, Inc.	16,378	238,136
Tanger Factory Outlet Centers, Inc.	24,774	853,960
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,306,878)		7,821,811

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 0.68%

Money Market Fund 0.68%
First American Government
Obligations Fund – Class Y, 0.010% (e)	530,858	$530,858
TOTAL INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $530,858)		530,858

SHORT-TERM INVESTMENTS 0.10%

Money Market Fund 0.10%
Fidelity Institutional Money Market Funds –
Government Portfolio – Class I, 0.280% (e)	74,530	74,530
TOTAL SHORT-TERM INVESTMENTS (Cost $74,530)		74,530
Total Investments (Cost $89,793,181) 136.61%		106,545,723
Liabilities in Excess of Other Assets (36.61)%		(28,555,679)
TOTAL NET ASSETS 100.00%		$77,990,044

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $99,982,688, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of November 30, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

November 30, 2016

	Shares	Value
ACADIA Pharmaceuticals, Inc.	(3,275)	$(88,392)
Accelerate Diagnostics, Inc.	(3,791)	(94,585)
Achillion Pharmaceuticals, Inc.	(15,147)	(62,709)
Aerovironment, Inc.	(7,070)	(200,081)
Agree Realty Corp.	(4,561)	(204,743)
Air Lease Corp. – Class A	(6,515)	(233,628)
Aircastle Ltd. (a)	(8,110)	(174,203)
Alder Biopharmaceuticals, Inc.	(3,965)	(93,376)
Alexander & Baldwin, Inc.	(9,959)	(438,893)
Altisource Residential Corp.	(13,370)	(157,499)
Amicus Therapeutics, Inc.	(17,208)	(102,904)
Ardelyx, Inc.	(10,150)	(150,220)
ARMOUR Residential REIT, Inc.	(6,350)	(141,224)
Artisan Partners Asset Management, Inc. – Class A	(5,305)	(158,089)
Ascena Retail Group, Inc.	(27,862)	(168,286)
Assured Guaranty Ltd. (a)	(4,848)	(173,364)
Atara Biotherapeutics, Inc.	(5,673)	(112,609)
AtriCure, Inc.	(13,185)	(237,197)
Banc of California, Inc.	(13,220)	(199,622)
Bank of the Ozarks, Inc.	(5,555)	(269,529)
Banner Corp.	(4,301)	(224,211)
Belmond Ltd. – Class A (a)	(13,740)	(177,933)
Bluebird Bio, Inc.	(2,061)	(124,381)
BMC Stock Holdings, Inc.	(10,272)	(193,627)
BNC Bancorp	(8,860)	(267,572)
Boston Beer Company, Inc. – Class A	(1,070)	(185,217)
Box, Inc. – Class A	(13,415)	(204,176)
Builders FirstSource, Inc.	(17,495)	(193,495)
CalAtlantic Group, Inc.	(10,327)	(344,819)
Capital Senior Living Corp.	(10,740)	(167,329)
Chefs’ Warehouse, Inc.	(4,975)	(64,426)
Chemical Financial Corp.	(5,250)	(272,370)
Chuy’s Holdings, Inc.	(6,897)	(216,221)
Coca-Cola Bottling Co. Consolidated	(1,160)	(187,665)
Compass Minerals International, Inc.	(2,485)	(192,712)
Coty, Inc. – Class A	(7,190)	(134,525)
Crane Co.	(2,455)	(180,418)
Customers Bancorp, Inc.	(9,296)	(283,528)
Cypress Semiconductor Corp.	(21,775)	(244,969)
Dermira, Inc.	(2,836)	(90,695)
Diebold, Inc.	(7,127)	(162,496)
Easterly Government Properties, Inc.	(13,057)	(253,306)
Ellie Mae, Inc.	(1,975)	(163,036)
Endurance International Group Holdings, Inc.	(25,395)	(201,890)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Engility Holdings, Inc.	(2,361)	$(85,586)
Envestnet, Inc.	(6,155)	(222,196)
Evolent Health, Inc. – Class A	(7,490)	(140,812)
Exponent, Inc.	(5,700)	(345,705)
Ferroglobe PLC (a)	(18,231)	(208,016)
First Busey Corp.	(9,630)	(263,958)
Fitbit, Inc. – Class A	(15,320)	(128,075)
Five Below, Inc.	(4,478)	(176,254)
Flagstar Bancorp, Inc.	(8,335)	(234,880)
FormFactor, Inc.	(24,395)	(273,224)
FTD Companies, Inc.	(7,060)	(161,392)
GCP Applied Technologies, Inc.	(6,385)	(178,780)
Gener8 Maritime, Inc. (a)	(20,631)	(83,762)
Gentherm, Inc.	(5,126)	(163,263)
GEO Group, Inc.	(15,221)	(506,251)
Gigamon, Inc.	(3,705)	(197,662)
Global Eagle Entertainment, Inc.	(13,585)	(87,216)
Golar LNG Ltd. (a)	(5,830)	(142,252)
Gramercy Property Trust	(11,826)	(103,359)
Granite Construction, Inc.	(4,190)	(247,168)
Greenlight Capital Re Ltd. – Class A (a)	(15,684)	(356,811)
Harmonic, Inc.	(20,020)	(93,093)
HealthStream, Inc.	(7,028)	(176,122)
Hilltop Holdings, Inc.	(10,320)	(289,889)
Home BancShares, Inc.	(11,924)	(308,473)
Hope Bancorp, Inc.	(12,085)	(240,492)
Horizon Bancorp.	(4,736)	(107,886)
Hortonworks, Inc.	(27,784)	(252,557)
ILG, Inc.	(11,281)	(203,848)
Imperva, Inc.	(3,870)	(147,641)
Infinera Corp.	(25,075)	(213,138)
Ingevity Corp.	(3,809)	(199,478)
Insulet Corp.	(4,612)	(155,193)
Integer Holdings Corp.	(7,950)	(224,588)
Iridium Communications, Inc.	(15,027)	(132,238)
John Bean Technologies Corp.	(2,487)	(224,327)
Kite Pharma, Inc.	(2,301)	(117,190)
Korn/Ferry International	(17,201)	(436,561)
Kosmos Energy Ltd. (a)	(26,186)	(138,786)
LendingClub Corp.	(28,195)	(159,584)
Liberty Broadband Corp. – Class A	(1,645)	(114,377)
Loral Space & Communications, Inc.	(2,770)	(109,138)
Mercury Systems, Inc.	(7,095)	(210,792)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
MGP Ingredients, Inc.	(4,770)	$(225,621)
MicroStrategy, Inc. – Class A	(1,035)	(200,821)
Monogram Residential Trust, Inc.	(32,766)	(345,025)
Monro Muffler Brake, Inc.	(2,523)	(150,875)
Motorcar Parts of America, Inc.	(7,296)	(178,460)
NetScout Systems, Inc.	(6,879)	(214,625)
Neurocrine Biosciences, Inc.	(2,302)	(106,928)
Nevro Corp.	(1,930)	(146,738)
New Jersey Resources Corp.	(15,804)	(544,448)
New Media Investment Group, Inc.	(7,185)	(110,362)
New York Community Bancorp, Inc.	(6,197)	(99,028)
New York REIT, Inc.	(29,752)	(286,810)
Nimble Storage, Inc.	(25,765)	(195,298)
NorthStar Asset Management Group, Inc.	(12,695)	(187,378)
Olin Corp.	(9,719)	(252,694)
Orbital ATK, Inc.	(2,362)	(201,549)
Otonomy, Inc.	(7,465)	(126,905)
Outfront Media, Inc.	(9,397)	(236,898)
Pacific Premier Bancorp, Inc.	(7,547)	(241,881)
Par Pacific Holdings, Inc.	(10,568)	(156,406)
PDC Energy, Inc.	(2,130)	(158,579)
PDF Solutions, Inc.	(14,079)	(331,559)
Prothena Corp. PLC (a)	(1,928)	(113,791)
Proto Labs, Inc.	(2,895)	(150,830)
Pure Storage, Inc. – Class A	(7,528)	(105,016)
Quality Systems, Inc.	(13,635)	(178,891)
Radius Health, Inc.	(1,899)	(101,065)
Restoration Hardware Holdings, Inc.	(4,045)	(145,822)
Revance Therapeutics, Inc.	(7,314)	(122,510)
Sage Therapeutics, Inc.	(2,804)	(140,508)
Sequential Brands Group, Inc.	(40,704)	(208,404)
Shake Shack, Inc. – Class A	(4,650)	(171,492)
Shenandoah Telecommunications Co.	(3,715)	(104,206)
Spark Therapeutics, Inc.	(1,996)	(109,800)
Spirit Airlines, Inc.	(4,925)	(273,830)
Sprouts Farmers Market, Inc.	(4,593)	(91,906)
Square, Inc. – Class A	(16,380)	(211,957)
Stamps.com, Inc.	(2,100)	(223,020)
Strayer Education, Inc.	(3,140)	(229,942)
Summit Materials, Inc. – Class A	(10,532)	(250,345)
Sunrun, Inc.	(24,886)	(126,919)
Surgery Partners, Inc.	(10,563)	(155,804)
Synergy Resources Corp.	(27,882)	(264,600)
Tailored Brands, Inc.	(11,910)	(223,433)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Team, Inc.	(9,349)	$(320,671)
Tennant Co.	(3,117)	(234,087)
TerraForm Power, Inc. – Class A	(40,059)	(505,945)
Texas Capital Bancshares, Inc.	(4,035)	(293,546)
TFS Financial Corp.	(11,322)	(210,929)
Third Point Reinsurance Ltd. (a)	(14,169)	(167,903)
Ultragenyx Pharmaceutical, Inc.	(1,820)	(142,488)
US Concrete, Inc.	(3,565)	(202,670)
Veeco Instruments, Inc.	(12,615)	(336,190)
Virtusa Corp.	(8,560)	(190,203)
WisdomTree Investments, Inc.	(13,754)	(152,119)
XPO Logistics, Inc.	(5,870)	(261,391)
Zebra Technologies Corp. – Class A	(2,754)	(217,704)
Zendesk, Inc.	(8,674)	(184,669)
Zoe’s Kitchen, Inc.	(6,394)	(157,676)
TOTAL SECURITIES SOLD SHORT (Proceeds $28,323,711)		$(28,735,353)

(a)  Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

November 30, 2016

	Shares	Value
COMMON STOCKS* 96.95%

Accommodation 0.43%
Wyndham Worldwide Corp.	1,009	$72,638

Administrative and Support Services 2.91%
Baker Hughes, Inc.	1,478	95,080
Cardtronics PLC – Class A (a)(b)	2,638	130,502
ManpowerGroup, Inc.	1,330	113,595
Navient Corp.	8,826	152,072
		491,249
Air Transportation 1.85%
SkyWest, Inc.	4,385	161,587
United Continental Holdings, Inc. (a)	2,177	150,104
		311,691
Apparel Manufacturing 0.56%
Michael Kors Holdings Ltd. (a)(b)	2,028	94,282

Beverage and Tobacco Product Manufacturing 0.77%
National Beverage Corp. (c)	2,580	130,264

Broadcasting (except Internet) 1.46%
Discovery Communications, Inc. – Class A (a)	4,250	115,133
Sinclair Broadcast Group, Inc. – Class A	4,032	131,242
		246,375
Building Material and Garden Equipment and Supplies Dealers 0.73%
Home Depot, Inc.	952	123,189

Chemical Manufacturing 6.35%
AbbVie, Inc.	2,109	128,226
Chemours Co.	7,010	173,287
Gilead Sciences, Inc.	1,675	123,447
Huntsman Corp.	8,567	166,885
Mallinckrodt PLC (a)(b)	2,115	111,461
Myriad Genetics, Inc. (a)	5,753	96,018
Trinseo SA (b)(c)	2,595	151,937
United Therapeutics Corp. (a)	950	119,330
		1,070,591

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Clothing and Clothing Accessories Stores 1.66%
Children’s Place, Inc.	1,547	$160,656
Urban Outfitters, Inc. (a)	3,766	119,006
		279,662
Computer and Electronic Product Manufacturing 8.36%
Amkor Technology, Inc. (a)	12,240	144,677
Apple, Inc.	1,044	115,383
Cisco Systems, Inc.	3,833	114,300
Garmin Ltd. (b)	2,352	122,680
HP, Inc.	8,496	130,838
Intel Corp.	3,491	121,138
Jabil Circuit, Inc.	5,613	118,715
NVIDIA Corp.	1,615	148,903
QUALCOMM, Inc.	1,717	116,979
Sanmina Corp. (a)	4,147	136,229
Teradata Corp. (a)	5,143	138,090
		1,407,932
Construction of Buildings 0.70%
Toll Brothers, Inc. (a)	3,971	117,780

Credit Intermediation and Related Activities 10.78%
Ally Financial, Inc.	6,590	127,978
Bank of America Corp.	7,980	168,538
Capital One Financial Corp.	1,715	144,129
Citigroup, Inc.	2,710	152,817
Discover Financial Services	2,013	136,421
Fifth Third Bancorp	6,780	176,415
Nationstar Mortgage Holdings, Inc. (a)(c)(d)	9,037	153,448
Regions Financial Corp.	11,511	155,859
SunTrust Banks, Inc.	2,921	151,746
TCF Financial Corp.	8,708	151,084
Western Union Co.	6,300	132,489
Zions Bancorporation	4,250	169,107
		1,820,031
Electrical Equipment, Appliance, and Component Manufacturing 0.45%
Spectrum Brands Holdings, Inc.	635	76,130

Electronics and Appliance Stores 0.77%
Best Buy Co., Inc.	2,852	130,336

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Fabricated Metal Product Manufacturing 0.56%
Drew Industries, Inc.	52	$5,465
Smith & Wesson Holding Corp. (a)	3,860	90,054
		95,519
Food and Beverage Stores 0.48%
United Natural Foods, Inc. (a)	1,740	81,693

Food Manufacturing 2.27%
Darling Ingredients, Inc. (a)	10,141	137,005
Dean Foods Co.	7,258	144,144
Tyson Foods, Inc. – Class A	1,802	102,372
		383,521
Food Services and Drinking Places 2.48%
Bloomin’ Brands, Inc.	6,844	127,298
Brinker International, Inc.	2,688	142,760
Darden Restaurants, Inc.	2,020	148,066
		418,124
Furniture and Related Product Manufacturing 0.86%
Herman Miller, Inc.	4,490	145,925

General Merchandise Stores 1.32%
Big Lots, Inc.	2,613	132,244
Wal-Mart Stores, Inc.	1,281	90,221
		222,465
Health and Personal Care Stores 1.74%
Express Scripts Holding Co. (a)	2,068	156,919
McKesson Corp.	960	138,058
		294,977
Heavy and Civil Engineering Construction 0.94%
MasTec, Inc. (a)	4,190	159,011

Insurance Carriers and Related Activities 7.25%
Aetna, Inc.	1,235	161,587
Lincoln National Corp.	3,002	192,428
Molina Healthcare, Inc. (a)(c)	2,240	118,406
Primerica, Inc.	2,575	182,053
Principal Financial Group, Inc.	2,379	137,245
Prudential Financial, Inc.	1,510	151,906

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Insurance Carriers and Related Activities 7.25% (Continued)
Reinsurance Group of America, Inc.	1,086	$132,546
WellCare Health Plans, Inc. (a)	1,076	147,434
		1,223,605
Machinery Manufacturing 1.73%
Ingersoll-Rand PLC (b)	1,930	143,862
Kennametal, Inc.	4,310	148,652
		292,514
Management of Companies and Enterprises 1.51%
AES Corp.	11,845	135,625
Cooper-Standard Holdings, Inc. (a)	1,256	119,722
		255,347
Merchant Wholesalers, Durable Goods 0.81%
Xerox Corp.	14,546	136,005

Merchant Wholesalers, Nondurable Goods 2.90%
AmerisourceBergen Corp.	1,688	131,647
Cardinal Health, Inc.	1,895	134,564
Nu Skin Enterprises, Inc. – Class A	1,557	81,244
Univar, Inc. (a)	5,690	141,681
		489,136
Mining (except Oil and Gas) 0.90%
CONSOL Energy, Inc.	7,360	151,469

Motion Picture and Sound Recording Industries 0.56%
Regal Entertainment Group – Class A (c)(d)	4,129	94,595

Motor Vehicle and Parts Dealers 0.79%
Penske Automotive Group, Inc.	2,655	132,511

Nonmetallic Mineral Product Manufacturing 1.63%
Owens-Illinois, Inc. (a)	7,402	135,975
USG Corp. (a)	4,816	137,930
		273,905
Nonstore Retailers 0.73%
World Fuel Services Corp.	2,762	122,799

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Paper Manufacturing 1.54%
International Paper Co.	2,467	$120,192
Packaging Corporation of America	1,643	139,261
		259,453
Petroleum and Coal Products Manufacturing 2.22%
Marathon Petroleum Corp.	2,660	125,073
Owens Corning	2,410	123,826
Valero Energy Corp.	2,040	125,582
		374,481
Primary Metal Manufacturing 1.55%
Belden, Inc.	1,640	121,196
Worthington Industries, Inc.	2,499	140,644
		261,840
Professional, Scientific, and Technical Services 6.24%
Amgen, Inc.	955	137,587
Convergys Corp.	4,838	125,159
DigitalGlobe, Inc. (a)	4,700	151,105
FTI Consulting, Inc. (a)	2,290	97,783
Insperity, Inc.	1,564	113,234
Jacobs Engeneering Group, Inc. (a)	2,473	153,350
PAREXEL International Corp. (a)	1,960	115,640
VMware, Inc. – Class A (a)(c)(d)	1,955	158,629
		1,052,487
Publishing Industries (except Internet) 4.47%
Citrix Systems, Inc. (a)	1,506	130,615
Cogent Communications Holdings, Inc.	1,778	66,586
CommVault Systems, Inc. (a)	2,621	141,534
Microsoft Corp.	2,020	121,725
News Corp. – Class B	10,849	129,646
Nuance Communications, Inc. (a)	10,037	162,699
		752,805
Rental and Leasing Services 1.09%
United Rentals, Inc. (a)	1,820	184,020

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.49%
E*TRADE Financial Corp. (a)	3,800	131,138
Morgan Stanley	3,704	153,197

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.49% (Continued)
Travelport Worldwide Ltd. (b)	9,618	$134,652
		418,987
Specialty Trade Contractors 0.96%
EMCOR Group, Inc.	2,339	162,256

Support Activities for Mining 1.75%
Nabors Industries Ltd. (b)	8,666	139,523
Rowan Companies PLC – Class A (a)(b)	8,740	155,746
		295,269
Telecommunications 0.44%
T-Mobile US, Inc. (a)	1,380	74,810

Transportation Equipment Manufacturing 1.42%
Boeing Co.	894	134,601
Lear Corp.	807	104,515
		239,116
Truck Transportation 0.82%
Swift Transportation Co. – Class A (a)	5,539	138,309

Utilities 3.94%
Alliant Energy Corp.	2,830	101,654
Entergy Corp.	1,380	94,847
ONEOK, Inc.	2,492	136,885
Ormat Technologies, Inc.	2,230	106,662
Pinnacle West Capital Corp.	1,440	106,459
Southwest Gas Corp.	1,584	117,422
		663,929
Water Transportation 0.78%
Carnival Corp. (b)	2,566	131,918
TOTAL COMMON STOCKS (Cost $14,207,218)		16,354,951

REAL ESTATE INVESTMENT TRUSTS* 9.07%
First Industrial Realty Trust, Inc.	4,957	131,113
Host Hotels & Resorts, Inc.	8,090	144,326
Hudson Pacific Properties, Inc.	3,913	136,446
Kite Realty Group Trust	5,019	120,707

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2016

	Shares	Value
LaSalle Hotel Properties	5,427	$152,336
Lexington Realty Trust	14,843	153,328
Pebblebrook Hotel Trust	5,212	149,897
Piedmont Office Realty Trust, Inc. – Class A	6,339	124,498
Ramco-Gershenson Properties Trust	7,632	129,515
Sunstone Hotel Investors, Inc.	10,304	149,820
Urban Edge Properties	5,124	138,809
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,466,261)		1,530,795

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 2.44%

Money Market Fund 2.44%
First American Government
Obligations Fund – Class Y, 0.010% (e)	412,474	412,474
TOTAL INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $412,474)		412,474

SHORT-TERM INVESTMENTS 10.85%

Money Market Fund 10.85%
Fidelity Institutional Money Market Funds –
Government Portfolio – Class I, 0.280% (e)	1,831,216	1,831,216
TOTAL SHORT-TERM INVESTMENTS (Cost $1,831,216)		1,831,216
Total Investments (Cost $17,917,169) 119.31%		20,129,436
Liabilities in Excess of Other Assets (19.31)%		(3,257,693)
TOTAL NET ASSETS 100.00%		$16,871,743

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $17,032,359, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of November 30, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

November 30, 2016

	Shares	Value
AAON, Inc.	(2,380)	$(78,302)
ACADIA Pharmaceuticals, Inc.	(920)	(24,831)
Acceleron Pharma, Inc.	(910)	(30,658)
Adient PLC (a)	(956)	(51,203)
Advance Auto Parts, Inc.	(669)	(113,543)
Aerojet Rocketdyne Holdings, Inc.	(3,885)	(78,943)
Air Lease Corp. – Class A	(2,133)	(76,489)
Alder Biopharmaceuticals, Inc.	(1,625)	(38,269)
Alexandria Real Estate Equities, Inc.	(717)	(78,576)
American States Water Co.	(2,515)	(106,636)
Amplify Snack Brands, Inc.	(1,464)	(13,908)
Antero Resources Corp.	(2,587)	(63,356)
Apollo Commercial Real Estate Finance, Inc.	(4,320)	(74,131)
Artisan Partners Asset Management, Inc. – Class A	(2,800)	(83,440)
Atlantica Yield PLC (a)	(5,785)	(104,824)
Axovant Sciences Ltd (a)	(2,410)	(32,607)
Ball Corp.	(946)	(71,007)
Banner Corp.	(1,740)	(90,706)
Beacon Roofing Supply, Inc.	(1,640)	(76,080)
BGC Partners, Inc. – Class A	(9,451)	(92,336)
Blue Buffalo Pet Products, Inc.	(2,970)	(69,587)
Bluebird Bio, Inc.	(486)	(29,330)
BNC Bancorp	(3,079)	(92,986)
Boston Beer Company, Inc. – Class A	(661)	(114,419)
Broadcom Ltd. (a)	(487)	(83,029)
Brocade Communications Systems, Inc.	(2,086)	(25,741)
Buffalo Wild Wings, Inc.	(339)	(57,155)
Bunge Ltd. (a)	(1,560)	(106,517)
CalAtlantic Group, Inc.	(2,348)	(78,400)
CarMax, Inc.	(1,550)	(89,574)
Cavium, Inc.	(1,410)	(80,412)
CBRE Group, Inc. – Class A	(2,550)	(74,052)
CEB, Inc.	(1,630)	(96,089)
Centene Corp.	(1,210)	(69,732)
Charter Communications, Inc. – Class A	(348)	(95,808)
Chemical Financial Corp.	(2,342)	(121,503)
Cheniere Energy, Inc.	(2,412)	(98,554)
Chipotle Mexican Grill, Inc.	(170)	(67,377)
Chubb Ltd. (a)	(610)	(78,080)
Clorox Co.	(509)	(58,820)
Clovis Oncology, Inc.	(950)	(32,557)
Compass Minerals International, Inc.	(1,089)	(84,452)
Coty, Inc. – Class A	(3,661)	(68,498)
Crane Co.	(1,040)	(76,430)
Crown Castle International Corp.	(810)	(67,603)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Cypress Semiconductor Corp.	(7,057)	$(79,391)
Delphi Automotive PLC (a)	(1,773)	(113,472)
DENTSPLY SIRONA, Inc.	(1,470)	(85,525)
Dominion Resources, Inc.	(1,135)	(83,184)
Ellie Mae, Inc.	(800)	(66,040)
Endurance Specialty Holdings Ltd. (a)	(830)	(76,526)
Enstar Group Ltd. (a)	(517)	(101,668)
Equinix, Inc.	(170)	(57,589)
Equity Residential	(1,532)	(91,935)
Erie Indeminity Co. – Class A	(1,052)	(112,743)
Exponent, Inc.	(1,280)	(77,632)
FirstCash, Inc.	(1,660)	(76,194)
Fitbit, Inc. – Class A	(5,940)	(49,658)
Flagstar Bancorp, Inc.	(2,750)	(77,495)
Fortive Corp.	(1,490)	(81,935)
GEO Group, Inc.	(4,237)	(140,923)
Glaukos Corp.	(2,460)	(76,777)
Global Payments, Inc.	(1,150)	(78,833)
Globant SA (a)	(1,700)	(58,242)
Golar LNG Ltd. (a)	(4,080)	(99,552)
Gramercy Property Trust	(7,285)	(63,671)
Grand Canyon Education, Inc.	(1,780)	(101,638)
Granite Construction, Inc.	(1,383)	(81,583)
Guess? Inc.	(5,480)	(83,954)
Gulfport Energy Corp.	(3,190)	(81,951)
HD Supply Holdings, Inc.	(2,130)	(83,581)
Hilltop Holdings, Inc.	(3,110)	(87,360)
Hope Bancorp, Inc.	(6,090)	(121,191)
Howard Hughes Corp.	(615)	(69,987)
HubSpot, Inc.	(1,960)	(109,956)
Huntington Bancshares, Inc.	(7,190)	(89,587)
ILG, Inc.	(4,108)	(74,232)
IMAX Corp. (a)	(2,630)	(84,028)
Ingevity Corp.	(2,470)	(129,354)
Insulet Corp.	(2,240)	(75,375)
Integrated Device Technology, Inc.	(2,270)	(53,118)
Intrexon Corp.	(783)	(22,848)
Ionis Pharmaceuticals, Inc.	(1,718)	(75,179)
IPG Photonics Corp.	(870)	(83,450)
John Bean Technologies Corp.	(887)	(80,007)
Johnson Controls International PLC (a)	(1,728)	(77,725)
Jones Lang LaSalle, Inc.	(650)	(65,832)
Juno Therapeutics, Inc.	(1,260)	(25,263)
Kennedy-Wilson Holdings, Inc.	(3,510)	(74,939)
KeyCorp	(5,420)	(93,820)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Kimco Realty Corp.	(2,580)	$(65,893)
Kite Pharma, Inc.	(1,052)	(53,578)
Korn/Ferry International	(4,095)	(103,930)
Kosmos Energy Ltd. (a)	(12,770)	(67,681)
LendingClub Corp.	(14,869)	(84,159)
Liberty Broadband Corp. – Class A	(289)	(20,094)
Liberty Broadband Corp. – Class C	(1,261)	(89,922)
Liberty Expedia Holdings, Inc. – Class A	(996)	(43,784)
Liberty Ventures	(1,494)	(58,296)
Lions Gate Entertainment Corp. (a)	(3,033)	(70,972)
Lithia Motors, Inc. – Class A	(790)	(72,601)
Littelfuse, Inc.	(770)	(112,258)
Lockheed Martin Corp.	(317)	(84,084)
Markel Corp.	(97)	(87,139)
Medicines Co.	(990)	(34,749)
Medtronic PLC (a)	(940)	(68,629)
Microsemi Corp.	(2,225)	(121,819)
Monogram Residential Trust, Inc.	(7,230)	(76,132)
NetScout Systems, Inc.	(3,279)	(102,305)
Neurocrine Biosciences, Inc.	(999)	(46,404)
Nevro Corp.	(936)	(71,164)
New Jersey Resources Corp.	(2,730)	(94,049)
New York REIT, Inc.	(7,790)	(75,096)
Newell Brands, Inc.	(1,495)	(70,280)
Northrop Grumman Corp.	(355)	(88,626)
NorthStar Asset Management Group, Inc.	(5,071)	(74,848)
NOW, Inc.	(3,290)	(70,867)
Old Dominion Freight Line, Inc.	(1,220)	(106,506)
Olin Corp.	(3,553)	(92,378)
Orbital ATK, Inc.	(910)	(77,650)
Palo Alto Networks, Inc.	(548)	(73,635)
Paramount Group, Inc.	(4,251)	(66,826)
Parsley Energy, Inc. – Class A	(2,617)	(99,840)
Pattern Energy Group, Inc. – Class A	(938)	(18,413)
PayPal Holdings, Inc.	(1,820)	(71,490)
Penumbra, Inc.	(1,280)	(79,232)
Pilgrim’s Pride Corp.	(4,546)	(80,055)
Portola Pharmaceuticals, Inc.	(1,183)	(21,282)
PriceSmart, Inc.	(1,445)	(131,928)
Prothena Corp. PLC (a)	(740)	(43,675)
Puma Biotechnology, Inc.	(534)	(22,989)
Radius Health, Inc.	(898)	(47,792)
Restoration Hardware Holdings, Inc.	(2,310)	(83,276)
Sage Therapeutics, Inc.	(760)	(38,084)
Schlumberger Ltd. (a)	(945)	(79,427)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2016

	Shares	Value
Scotts Miracle-Gro Co. – Class A	(920)	$(83,968)
ServiceMaster Global Holdings, Inc.	(2,151)	(82,211)
ServiceNow, Inc.	(890)	(74,004)
Skechers U.S.A., Inc. – Class A	(3,142)	(71,575)
Southern Copper Corp.	(2,840)	(93,237)
Spark Therapeutics, Inc.	(878)	(48,299)
Spire, Inc.	(1,280)	(82,611)
Spirit AeroSystems Holdings, Inc. – Class A	(1,390)	(80,968)
Spirit Airlines, Inc.	(2,160)	(120,096)
Square, Inc. – Class A	(6,630)	(85,792)
SS&C Technologies Holdings, Inc.	(2,378)	(71,364)
Stamps.com, Inc.	(1,010)	(107,262)
Stericycle, Inc.	(1,210)	(88,294)
Summit Materials, Inc. – Class A	(2,124)	(50,487)
Synergy Resources Corp.	(11,885)	(112,789)
Tahoe Resources, Inc. (a)	(6,810)	(65,240)
Team Health Holdings, Inc.	(2,240)	(95,311)
TerraForm Power, Inc. – Class A	(5,925)	(74,833)
Texas Capital Bancshares, Inc.	(1,402)	(101,996)
TherapeuticsMD, Inc.	(11,259)	(66,878)
Third Point Reinsurance Ltd. (a)	(5,145)	(60,968)
Tiffany & Co.	(1,070)	(88,254)
Total System Services, Inc.	(1,520)	(74,814)
Tyler Technologies, Inc.	(470)	(69,983)
Ultimate Software Group, Inc.	(370)	(75,824)
Ultragenyx Pharmaceutical, Inc.	(460)	(36,013)
Under Armour, Inc. – Class C	(5,286)	(136,273)
United Community Banks, Inc.	(3,845)	(104,507)
Weatherford International PLC (a)	(14,977)	(76,532)
West Pharmaceutical Services, Inc.	(743)	(60,294)
Western Digital Corp.	(1,559)	(99,246)
WestRock Co.	(1,572)	(80,486)
WEX, Inc.	(670)	(74,042)
Weyerhaeuser Co.	(2,542)	(78,370)
WisdomTree Investments, Inc.	(11,130)	(123,098)
Wynn Resorts Ltd.	(832)	(84,855)
XPO Logistics, Inc.	(3,040)	(135,371)
Zayo Group Holdings, Inc.	(3,016)	(104,052)
Zendesk, Inc.	(2,940)	(62,593)
Zillow Group, Inc.	(1,242)	(43,656)
TOTAL SECURITIES SOLD SHORT (Proceeds $12,608,845)		$(13,541,776)

(a)  Foreign issued security.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Statements of Assets and Liabilities

November 30, 2016

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Assets
Investments, at value (cost $145,036,241,
$89,793,181 and $17,917,169, respectively)(1)	$175,062,457	$106,545,723	$20,129,436
Receivable for investments sold	2,344,776	—	—
Deposit for short sales at broker	27,197	777,898	10,758,292
Dividends and interest receivable	304,880	142,849	32,302
Receivable for Fund shares sold	26,657	21,126	—
Receivable for securities lending	3,518	1,257	345
Other assets	19,160	7,445	3,359
Total Assets	177,788,645	107,496,298	30,923,734

Liabilities
Securities sold short, at value
(proceeds $43,604,079, $28,323,711 and
$12,608,845, respectively)	41,736,842	28,735,353	13,541,776
Payable for Fund shares redeemed	306,168	94,191	19,305
Payable for investments purchased	2,482,194	—	—
Dividends payable on short positions	40,800	15,319	10,693
Payable to broker for interest expense	16,122	9,891	2,142
Payable for collateral on
securities loaned (Note 11)	2,945,369	530,858	412,474
Payable to Adviser	100,924	61,351	10,141
Payable to affiliates	63,989	33,082	28,179
Payable for distribution fees	9,976	—	—
Accrued expenses and other liabilities	31,905	26,209	27,281
Total Liabilities	47,734,289	29,506,254	14,051,991
Net Assets	$130,054,356	$77,990,044	$16,871,743

Net Assets Consist Of:
Paid-in capital	$93,303,972	$63,864,192	$16,132,790
Accumulated undistributed
net investment income (loss)	1,083,095	—	—
Accumulated net realized gain (loss)	3,773,836	(2,215,048)	(540,383)
Net unrealized appreciation (depreciation) on:
Investments	30,026,216	16,752,542	2,212,267
Securities sold short	1,867,237	(411,642)	(932,931)
Net Assets	$130,054,356	$77,990,044	$16,871,743
(1) Includes loaned securities of:	$2,858,558	$509,133	$402,542

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities (Continued)

November 30, 2016

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Investment Class Shares
Net Assets	$4,239,022	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	230,636	—	—

Net asset value, redemption price
and offering price per share	$18.38	$—	$—

Institutional Class Shares
Net Assets	$125,815,334	$77,990,044	$16,871,743
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	6,813,652	6,597,876	1,638,018

Net asset value, redemption price
and offering price per share	$18.47	$11.82	$10.30

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Period Ended November 30, 2016

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund(1)
Investment Income
Dividend income(2)	$4,408,492	$1,645,040	$239,902
Interest income	17,992	188,665	5,950
Securities lending income	248,557	215,598	14,676
Total Investment Income	4,675,041	2,049,303	260,528

Expenses
Management fees	1,639,564	761,503	110,783
Interest and broker expenses	754,452	541,462	47,517
Dividends on short positions	716,883	381,155	147,508
Administration fees	183,398	88,560	31,554
Transfer agent fees and expenses	94,517	38,716	24,877
Fund accounting fees	88,472	45,953	31,574
Federal and state registration fees	37,531	24,923	26,195
Custody fees	27,133	23,312	12,148
Distribution and service fees – Investment Class	15,976	—	—
Audit and tax fees	18,495	18,495	18,500
Reports to shareholders	10,248	7,195	4,023
Legal fees	17,415	10,473	7,117
Chief Compliance Officer fees and expenses	8,739	7,491	6,244
Trustees’ fees and related expenses	4,104	4,169	1,610
Other expenses	14,711	7,182	3,267
Total Expenses	3,631,638	1,960,589	472,917
Expense waiver by Adviser (Note 4)	—	—	(111,707)
Net Expenses	3,631,638	1,960,589	361,210

Net Investment Income (Loss)	1,043,403	88,714	(100,682)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,128,110	(488,537)	1,135,708
Short transactions	9,162,554	(804,338)	(1,652,937)
Change in net unrealized
appreciation (depreciation) on:
Investments	(5,321,490)	9,496,090	2,212,267
Short transactions	(7,812,963)	(2,582,696)	(932,931)
Realized and Unrealized Gain
on Investments	1,156,211	5,620,519	762,107

Net Increase in Net Assets from Operations	$2,199,614	$5,709,233	$661,425

(1)	The Market Neutral Fund commenced operations on January 29, 2016.
(2)	Net of $182 and $108 in dividend withholding tax for the Core Plus Fund and Market Neutral Fund, respectively.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2016	November 30, 2015
From Operations
Net investment income	$1,043,403	$631,160
Net realized gain (loss) from:
Investments	5,128,110	29,626,902
Short transactions	9,162,554	(6,944,893)
Change in net unrealized
appreciation (depreciation) on:
Investments	(5,321,490)	(22,513,607)
Short transactions	(7,812,963)	6,501,963
Net increase in net assets from operations	2,199,614	7,301,525

From Distributions
Net investment income – Institutional Class	(825,056)	(852,775)
Net investment income – Investment Class	(13,170)	(3,366)
Net realized gain on investments – Institutional Class	(13,520,585)	—
Net realized gain on investments – Investment Class	(598,326)	—
Net decrease in net assets resulting
from distributions paid	(14,957,137)	(856,141)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	20,865,722	53,747,290
Proceeds from shares sold – Investment Class	1,123,654	7,673,645
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	11,864,999	688,428
Net asset value of shares issued in reinvestment of
distributions to shareholders – Investment Class	608,921	2,453
Payments for shares redeemed – Institutional Class	(120,637,738)	(151,405,229)
Payments for shares redeemed – Investment Class	(6,701,237)	(4,920,253)
Net decrease in net assets from capital
share transactions	(92,875,679)	(94,213,666)

Total Decrease In Net Assets	(105,633,202)	(87,768,282)

Net Assets
Beginning of period	235,687,558	323,455,840
End of period	$130,054,356	$235,687,558

Accumulated Undistributed
Net Investment Income	$1,083,095	$756,730

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2016	November 30, 2015
From Operations
Net investment loss	$88,714	$(828,007)
Net realized gain (loss) from:
Investments	(488,537)	2,106,973
Short transactions	(804,338)	(1,207,794)
Change in net unrealized
appreciation (depreciation) on:
Investments	9,496,090	1,360,856
Short transactions	(2,582,696)	1,662,360
Net increase in net assets from operations	5,709,233	3,094,388

From Distributions
Net realized gain on investments – Institutional Class	(785,835)	—
Net decrease in net assets resulting
from distributions paid	(785,835)	—

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	11,656,066	33,260,164
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	760,541	—
Payments for shares redeemed – Institutional Class	(24,885,662)	(19,844,624)
Net increase (decrease) in net assets from capital
share transactions	(12,469,055)	13,415,540

Total Increase (Decrease) In Net Assets	(7,545,657)	16,509,928

Net Assets
Beginning of period	85,535,701	69,025,773
End of period	$77,990,044	$85,535,701

Accumulated Undistributed Net Investment Loss	$—	$(777,877)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statement of Changes in Net Assets

Period Ended
November 30, 2016(1)
From Operations
Net investment loss	$(100,682)
Net realized gain (loss) from:
Investments	1,135,708
Short transactions	(1,652,937)
Change in net unrealized appreciation (depreciation) on:
Investments	2,212,267
Short transactions	(932,931)
Net decrease in net assets from operations	661,425

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	14,646,195
Proceeds from shares issued from transfers in-kind – Institutional Class(2)	2,495,039
Payments for shares redeemed – Institutional Class	(930,916)
Net increase in net assets from capital share transactions	16,210,318

Total Increase In Net Assets	16,871,743

Net Assets
Beginning of period	—
End of period	$16,871,743

Accumulated Undistributed Net Investment Loss	$—

(1)	The Fund commenced operations on January 29, 2016.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Period Ended November 30, 2016

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund(1)
Cash Flows from Operating Activities:
Net increase in net assets
resulting from operations	$2,199,614	$5,709,233	$661,425
Adjustments to reconcile net increase
in net assets from operations to net
cash used in operating activities:
Purchases of investments	(564,745,582)	(328,125,651)	(40,174,207)
Investments purchased with
proceeds from securities lending	(2,945,369)	(530,858)	(412,474)
Purchases of short-term investments, net	(2,112,007)	1,260,375	(1,831,216)
Proceeds from sales of
long-term investments	703,206,698	345,285,604	28,097,933
Return of capital distributions received
from underlying investments	73,991	25,669	26,750
Decrease in payable for distribution fees	967	—	—
(Increase)/Decrease in dividends
and interest receivable	136,572	(88,258)	(32,302)
(Increase)/Decrease in deposits for short
sales at broker	4,011,308	699,611	(10,758,292)
Increase in receivable for
investment securities sold	(2,344,776)	—	—
Increase in receivable for securities lending	(3,518)	(1,257)	(345)
(Increase)/Decrease in other assets	6,777	3,787	(3,359)
Proceeds from securities sold short	214,259,020	108,290,722	41,258,489
Purchases to cover securities sold short	(248,756,535)	(114,241,534)	(30,295,789)
Increase in payable for investments
purchased	2,482,194	—	—
Increase in payable for collateral
on securities loaned	2,945,369	530,858	412,474
Increase/(Decrease) in dividends
payable on short positions	(59,325)	(9,029)	10,693
Increase/(Decrease) in payable to broker
for interest expense	(22,563)	(18,411)	2,142
Decrease in payable to Adviser	(91,748)	(8,118)	10,141
Increase/(Decrease) in accrued expenses
and other liabilities	(38,571)	(6,022)	55,460
Unrealized depreciation/(appreciation)
on investments	5,321,490	(9,496,090)	(2,212,267)
Unrealized appreciation
on short transactions	7,812,963	2,582,696	932,931
Net realized (gain)/loss on investments	(5,128,110)	488,537	(1,135,708)
Net realized (gain)/loss on
short transactions	(9,162,554)	804,338	1,652,937
Net cash provided/(used) in
operating activities	107,046,305	13,156,202	(13,734,584)

(1)	The Market Neutral Fund commenced operations on January 29, 2016.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Period Ended November 30, 2016

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Cash Flows from Financing Activities:
Proceeds from shares sold	$22,380,777	$11,664,940	$14,646,195
Payment on shares redeemed	(127,288,981)	(24,795,848)	(911,611)
Cash distributions paid to shareholders	(2,483,217)	(25,294)	—
Net cash provided by/used in
financing activities	(107,391,421)	(13,156,202)	13,734,584
Net change in cash	(345,116)	—	—

Cash:
Beginning Balance	345,116	—	—
Ending Balance	$—	$—	$—

Supplemental Disclosures:
Cash paid for interest	$777,015	$559,873	$45,375
Non-cash financing activities –
distributions reinvested	12,473,920	760,541	—
Non-cash financing activities –
(decrease)/increase in receivable for
Fund shares sold	(391,401)	(8,874)	—
Non-cash financing activities – decrease in
payable for Fund shares redeemed	(49,994)	(89,814)	(19,305)
Non-cash financing activities –
increase in receivable for transfer in-kind	—	—	2,495,039

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class

Net Asset Value, Beginning of Year

Income from investment operations:
Net investment income(1)
Net realized and unrealized gain on investments
Total from Investment Operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid

Net Asset Value, End of Year

Total Return(2)

Supplemental Data and Ratios:
Net assets at end of year (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(3)
After waiver, expense reimbursement and recoupments(3)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments
After waiver, expense reimbursement and recoupments
Portfolio turnover rate

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.31% and 1.31%, 1.26% and 1.26%, 1.24% and 1.24%, 1.28% and 1.31%, and 1.41% and 1.50% for the years ended November 30, 2016, November 30, 2015, November 30, 2014,and November 30, 2013, and November 30, 2012, respectively.

(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended November 30,
2016	2015	2014	2013		2012
$18.63	$18.11	$17.65	$13.97		$11.56

0.11	0.04	0.02	0.11		0.06
0.93	0.53	2.02	4.18		2.39
1.04	0.57	2.04	4.29		2.45

(0.07)	(0.05)	(0.09)	(0.07)		—
(1.13)	—	(1.49)	(0.54)		(0.04)
(1.20)	(0.05)	(1.58)	(0.61)		(0.04)

$18.47	$18.63	$18.11	$17.65		$13.97

6.04%	3.15%	12.18%	31.90%		21.21%

$125,815	$225,867	$316,621	$276,054		$85,411

2.21%	2.24%	2.24%	2.21%		2.52%
2.21%	2.24%	2.24%	2.23%		2.61%

0.65%	0.24%	0.15%	0.70%		0.56%
0.65%	0.24%	0.15%	0.68%		0.47%
260.81%	251.00%	267.84%	247.67	%(5)	275.88%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Investment Class

Net Asset Value, Beginning of Period

Income (loss) from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain on investments
Total from Investment Operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid

Net Asset Value, End of Period
Total Return(4)(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)(7)
After waiver and expense reimbursement(6)(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(7)
After waiver and expense reimbursement(7)
Portfolio turnover rate(5)

(1)	The Investment Class shares commenced operations on January 31, 2013.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Amount is less than 0.5 cent per share.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than one year.
(6)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.55% and 1.55%, 1.52% and 1.52%, 1.50% and 1.50%, and 1.56% and 1.56% for the periods ended November 30, 2016, November 30, 2015, November 30, 2014, and November 30, 2013, respectively.

(7)	Annualized for periods less than one year.
(8)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

				Period Ended
Year Ended November 30,				November 30,
2016	2015	2014		2013(1)
$18.54	$18.04	$17.61		$14.33

0.06	(0.01)	(0.00	)(3)	0.08
0.93 (8)	0.52	2.00		3.20
0.99	0.51	2.00		3.28

(0.02)	(0.01)	(0.08)		—
(1.13)	—	(1.49)		—
(1.15)	(0.01)	(1.57)		—
$18.38	$18.54	$18.04		$17.61

5.74%	2.88%	11.89%		22.89%

$4,239	$9,821	$6,835		$2,064

2.45%	2.50%	2.48%		2.49%
2.45%	2.50%	2.48%		2.49%

0.39%	(0.05)%	(0.03)%		0.59%
0.39%	(0.05)%	(0.03)%		0.59%
260.81%	251.00%	267.84%		247.67	%(9)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended November 30,
	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$11.04	$10.63	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	0.01	(0.11)	(0.10)
Net realized and unrealized
gain on investments	0.87	0.52	0.73
Total from Investment Operations	0.88	0.41	0.63

Less distributions paid:
From net investment income	—	—	(0.00	)(3)
From net realized gains	(0.10)	—	0.00
Total distributions paid	(0.10)	—	—

Net Asset Value, End of Period	$11.82	$11.04	$10.63

Total Return(4)(5)	8.11%	3.76%	6.34%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$77,990	$85,536	$69,026
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement(6)(7)	2.57%	2.63%	2.69%
After waiver and expense
reimbursement(6)(7)	2.57%	2.63%	2.69%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense
reimbursement(7)	0.12%	(0.99)%	(1.02)%
After waiver and expense
reimbursement(7)	0.12%	(0.99)%	(1.02)%
Portfolio turnover rate(5)	316.15%	319.97%	281.92%

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Amount is less than 0.5 cent per share.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than a full year.
(6)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.36% and 1.36%, 1.34% and 1.34%, and 1.50% and 1.50% for the periods ended November 30, 2016, November 30, 2015 and November 30, 2014, respectively.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
November 30, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment loss(2)	(0.07)
Net realized and unrealized gain on investments	0.37
Total from Investment Operations	0.30

Net Asset Value, End of Period	$10.30

Total Return(3)(4)	3.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$16,872
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)(6)	4.27%
After waiver and expense reimbursement(5)(6)	3.26%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(6)	(1.92)%
After waiver and expense reimbursement(6)	(0.91)%
Portfolio turnover rate(4)	218.04%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 2.51% and 1.50% for the period ended November 30, 2016.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
November 30, 2016

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Core Plus Fund and Convergence Opportunities Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional Class and Investment Class shares, respectively.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  As of the date of this report, the Investment Class shares of the Convergence Opportunities Fund have not commenced operations.  The Convergence Market Neutral Fund became effective January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the bid and asked prices on such day or (ii) the last sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2016:

Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$162,732,954	$—	$—	$162,732,954
Real Estate
Investment Trusts	6,138,909	—	—	6,138,909
Short-Term Investments	3,245,225	—	—	3,245,225
Investments Purchased
with Proceeds from
Securities Lending	2,945,369	—	—	2,945,369
Total Assets	$175,062,457	$—	$—	$175,062,457
Liabilities:
Securities Sold Short	$(41,736,842)	$—	$—	$(41,736,842)

Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$98,118,524	$—	$—	$98,118,524
Real Estate
Investment Trusts	7,821,811	—	—	7,821,811
Short-Term Investments	74,530	—	—	74,530
Investments Purchased
with Proceeds from
Securities Lending	530,858	—	—	530,858
Total Assets	$106,545,723	$—	$—	$106,545,723
Liabilities:
Securities Sold Short	$(28,735,353)	$—	$—	$(28,735,353)

Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$16,354,951	$—	$—	$16,354,951
Real Estate
Investment Trusts	1,530,795	—	—	1,530,795
Short-Term Investments	1,831,216	—	—	1,831,216
Investments Purchased
with Proceeds from
Securities Lending	412,474	—	—	412,474
Total Assets	$20,129,436	$—	$—	$20,129,436
Liabilities:
Securities Sold Short	$(13,541,776)	$—	$—	$(13,541,776)

(1) See the Schedule of Investments for industry classifications.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

The Funds did not hold any investments during the period ended November 30, 2016 with significant unobservable inputs which would be classified as Level 3.  During the period ended November 30, 2016, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.  The Funds did not hold financial derivative instruments during the reporting period.

(b) Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended November 30, 2016, the Funds did not incur any interest or penalties.

(e) Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(h) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the applicable Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (12b-1) fees are expensed at 0.25% of average daily net assets of the Investment Class shares of each Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (REITs) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters
The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 was as follows:

Convergence Core Plus Fund
	November 30, 2016	November 30, 2015
Ordinary Income	$ 838,226	$856,141
Long-Term Capital Gain	$14,118,911	$ —

Convergence Opportunities Fund
	November 30, 2016	November 30, 2015
Long-Term Capital Gain	$ 785,835	$ —

The Convergence Core Plus Fund designated as short-term and long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2016.  The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.  The amount designated as short-term and long-term capital gain for the fiscal years ended November 30, 2016 and 2015 were as follows:

Convergence Core Plus Fund
	November 30, 2016	November 30, 2015
Short-term	$ —	$ —
Long-term	$8,494,488	$7,270,803

Convergence Opportunities Fund
	November 30, 2016	November 30, 2015
Long-term	$ —	$ 316,026

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Cost basis of investments for
federal income tax purposes(1)	$145,175,676	$90,030,301	$17,969,563
Gross tax unrealized appreciation	$34,862,924	$20,068,165	$3,908,992
Gross tax unrealized depreciation	(4,976,143)	(3,552,743)	(1,749,119)
Net tax unrealized appreciation	29,886,781	16,515,422	2,159,873
Undistributed ordinary income	5,128,675	—	—
Undistributed long-term capital gain	331,407	—	—
Total distributable earnings	5,460,082	—	—
Other accumulated gains/losses	1,403,521	(2,389,570)	(1,420,920)
Total accumulated gains	$36,750,384	$14,125,852	$738,953

(1) Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, transfers in-kind, and straddle adjustments for the Funds.

At November 30, 2016, the Funds had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2016.

Short-Term
Convergence Opportunities Fund	$1,567,872
Convergence Market Neutral Fund	$407,629

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$121,188	$689,163	$100,682
Accumulated Undistributed Net
Realized Gain/(Loss)	$(8,622,125)	$(96,571)	$(23,154)
Paid-In Capital	$8,500,937	$(592,592)	$(77,528)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Core Plus Fund
Institutional Class	March 30, 2018	1.50%
Investment Class	March 30, 2018	1.75%

Convergence Opportunities Fund
Institutional Class	March 30, 2018	1.50%

Convergence Market Neutral Fund
Institutional Class	January 29, 2019	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lessor of: (1) the Expense Limitation Cap in place at the time of the waiver or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. During the period ended November 30, 2016, there were no expense recoupments by the Adviser from the Funds.  As of the date of this report, there were no prior waivers subject to recoupment from the Convergence Core Plus Fund and Convergence Opportunities Fund.  The following table details the remaining waived or reimbursed expenses for the Convergence Market Neutral Fund subject to potential recovery expiring by:

November 30, 2019	111,707

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Convergence Core Plus Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution and service (Rule 12b-1) fee of 0.25% of the Convergence Core Plus Fund’s average daily net assets of Investment Class shares for services to prospective shareholders and distribution of shares.  During the year ended November 30, 2016, the Convergence Core Plus Fund accrued expenses of $15,976 pursuant to the 12b-1 Plan.  As of November 30, 2016, the Distributor was owed fees of $9,976 pursuant to the 12b-1 Plan.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended November 30, 2016, and owed as of November 30, 2016 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$183,398	$27,528
Convergence Opportunities Fund	$88,560	$14,219
Convergence Market Neutral Fund	$31,554	$6,664

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended November 30, 2016, and owed as of November 30, 2016 are as follows:

Fund Accounting	Incurred	Owed
Convergence Core Plus Fund	$88,472	$13,094
Convergence Opportunities Fund	$45,953	$7,579
Convergence Market Neutral Fund	$31,574	$6,335

Transfer Agency	Incurred	Owed
Convergence Core Plus Fund	$94,517	$16,134
Convergence Opportunities Fund	$38,716	$6,533
Convergence Market Neutral Fund	$24,877	$11,309

Custody	Incurred	Owed
Convergence Core Plus Fund	$27,133	$5,653
Convergence Opportunities Fund	$23,312	$3,507
Convergence Market Neutral Fund	$12,148	$2,626

Certain Funds have a line of credit with US Bank (see Note 10).
The Funds have entered into a securities lending agreement with US Bank (see Note 11).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is a board member and an interested person of the Distributor.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended November 30, 2016, and owed as of November 30, 2016 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$8,739	$1,579
Convergence Opportunities Fund	$7,491	$1,244
Convergence Market Neutral Fund	$6,244	$1,244

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Convergence Core Plus – Institutional Class
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015
Shares sold	1,259,411	2,957,609
Shares reinvested	688,624	37,993
Shares redeemed	(7,260,138)	(8,354,325)
Net decrease	(5,312,103)	(5,358,723)

Convergence Core Plus Fund – Investment Class
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015
Shares sold	67,882	422,322
Shares reinvested	35,423	136
Shares redeemed	(402,227)	(271,884)
Net increase/(decrease)	(298,922)	150,574

Convergence Opportunities Fund – Institutional Class
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015
Shares sold	1,128,075	3,064,434
Shares reinvested	72,501	—
Shares redeemed	(2,351,949)	(1,805,713)
Net increase/(decrease)	(1,151,373)	1,258,721

Convergence Market Neutral Fund – Institutional Class
	Period Ended
	November 30, 2016
Shares sold	1,484,384
Shares issued from
transfer in-kind (See Note 8)	249,504
Shares reinvested	—
Shares redeemed	(95,870)
Net increase	1,638,018

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities transferred in-kind disclosed below, and securities sold short, for the Funds for the period ended November 30, 2016 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence Core	Convergence	Convergence Market
	Plus Fund	Opportunities Fund	Neutral Fund
Purchases	$564,745,582	$328,125,651	$40,174,207
Sales	$(703,206,698)	$(345,285,604)	$(28,097,933)

Convergence Market Neutral Fund

On January 29, 2016, the Convergence Market Neutral Fund accepted, in accordance with the Rule 17a-7 of the 1940 Act procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for Fund shares issued at a fair value of $2,495,039.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2016, National Financial Services, LLC, for the benefit of others, held 55.76% of the Convergence Core Plus Fund’s outstanding Institutional Class shares.  At November 30, 2016, TD Ameritrade, Inc. and Charles Schwab & Co., Inc., for the benefit of others, held 36.99% and 31.99%, respectively, of the Convergence Core Plus Fund’s outstanding Investment Class shares.  At November 30, 2016, National Financial Services, LLC, for the benefit of others, held 71.72% of the Convergence Opportunities Fund’s outstanding Institutional Class shares.  At November 30, 2016, National Financial Services, LLC and Charles Schwab & Co. Inc., for the benefit of others, held 58.45% and 40.86%, respectively, of the Convergence Market Neutral Fund’s outstanding Institutional Class shares.

(10)	Line of Credit

The Convergence Core Plus Fund and Convergence Opportunities Fund each have a line of credit in the amount of the lessor of $13,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund and Convergence Opportunities Fund, which all mature on August 11, 2017. These unsecured lines of credit are intended to provide short-term financing, if necessary and subject to certain restrictions, in connection with shareholder redemptions. Interest was accrued at the prime rate of 3.25% through December 16, 2015 and 3.50% thereafter. The credit facility is with the Funds’ custodian, US Bank. The following table provides information regarding usage of the lines of credit for the period ended November 30, 2016. There was no outstanding balances on the lines of credit as of November 30, 2016.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Core Plus Fund	29	$1,729,655	$4,877	$4,264,000	6/16/2016
Convergence
Opportunities Fund	27	$162,741	$437	$817,000	8/18/2016

* Interest expense is included within interest and broker expenses on the Statements of Operations.

The Convergence Market Neutral Fund does not have a line of credit.
(11)	Securities Lending

Following terms of a securities lending agreement with the Funds custodian, the  Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant factsdealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of November 30, 2016, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Market Value of	Value of
	Securities on Loan	Collateral
Convergence Core Plus Fund	$2,858,558	$2,945,369
Convergence Opportunities Fund	509,133	530,858
Convergence Market Neutral Fund	402,542	412,474

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2016

under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of November 30, 2016. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.
The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.
(12)	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

(13)	Subsequent Event
On December 16, 2016, the Funds declared and paid distributions from ordinary income and long-term realized gain to shareholders of record as of December 15, 2016, as follows:

	Ordinary	Short-Term	Long-Term
	Income	Realized Gains	Realized Gains
Convergence Core Plus Fund
Institutional Class	$1,185,521	$3,905,973	$320,857
Investment Class	$24,153	$128,498	$10,555

CONVERGENCE FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Convergence Funds and
Board of Trustees of Trust for Professional Managers

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short of Convergence Core Plus Fund, Convergence Opportunities Fund, and Convergence Market Neutral Fund (“Convergence Funds” or the “Funds”), each a series of the Trust of Professional Managers, as of November 30, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in the period then ended for Convergence Core Plus Fund and Convergence Opportunities Fund, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for the period January 29, 2016 (commencement of operations) through November 30, 2016, for Convergence Market Neutral Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Convergence Funds as of November 30, 2016, the results of their operations, cash flows, changes in net assets, and their financial highlights for the year or periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 27, 2017

CONVERGENCE CORE PLUS AND OPPORTUNITIES FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 2-3, 2016 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Convergence Core Plus Fund and the Convergence Opportunities Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Convergence Investment Partners, LLC, the Funds’ investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 15, 2016 (the “June 15, 2016 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of each Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2017.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of David J. Abitz and Justin Neuberg, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees noted that the Adviser does not manage any other accounts that utilize strategies similar to those employed by the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year

CONVERGENCE CORE PLUS AND OPPORTUNITIES FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Core Plus Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2016.  The Trustees also discussed the performance of the Institutional Class shares of the Opportunities Fund for the year-to-date and one-year periods ended April 30, 2016.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Index for the Core Plus Fund and the Russell 2000 Index for the Opportunities Fund), and in comparison to a peer group funds as constructed by data presented by Morningstar Direct (U.S. open-end long-short equity funds) (each a “Morningstar Peer Group”).

The Trustees noted that for each of the three-year and five-year periods ended April 30, 2016, the Core Plus Fund’s performance was above the Morningstar Peer Group median.  The Trustees then noted that for each of the year-to-date and one-year periods ended April 30, 2016, the Core Plus Fund’s absolute performance was negative and was below the Morningstar Peer Group median.  The Trustees also noted that for the since inception period ended March 31, 2016, the Core Plus Fund had outperformed the Russell 3000 Index.  The Trustees noted the Core Plus Fund had underperformed the Russell 3000 Index for the quarter, one-year, three-year and five-year periods ended March 31, 2016.

The Trustees noted that for the year-to-date and one-year periods ended April 30, 2016, the Opportunities Fund’s performance was above the Morningstar Peer Group median, falling within the first quartile for the year-to-date period and within the second quartile for the one-year period.  The Trustees also noted that for the quarter, one-year and since inception periods ended March 31, 2016, the Opportunities Fund had outperformed the Russell 2000 Index.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Funds relative to the Morningstar Peer Groups.

CONVERGENCE CORE PLUS AND OPPORTUNITIES FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had provided subsidies for the Fund’s operations in the form of management fee waivers during the calendar year ended December 31, 2015.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 15, 2016 meeting and the August 3, 2016 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Core Plus Fund’s contractual management fee of 1.00% fell between the first and second quartiles and was below its peer group average of 1.20%, which fell within the third quartile.  The Trustees noted that the Core Plus Fund was operating below its expense cap of 1.50% for Institutional Class shares.  The Trustees noted that the Core Plus Fund’s total expense ratio of 1.30% for Institutional Class shares (which excludes dividends and interest on short positions) fell into the second quartile and was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.50%, which fell within the third quartile.

The Trustees noted that the Opportunities Fund’s contractual management fee of 1.00% fell within the second quartile, below its peer group average of 1.11%, which fell within the third quartile.  The Trustees noted that the Opportunities Fund was operating below its expense cap of 1.50% for Institutional Class shares.  The Trustees noted that the Opportunities Fund’s total expense ratio of 1.35% for Institutional Class shares fell into the second quartile and was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.53%, which fell within the third quartile.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Funds had not been, and currently was not, excessive and the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

CONVERGENCE CORE PLUS AND OPPORTUNITIES FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2017 as being in the best interests of the Funds and their shareholders.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2016, the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund designated 97.25%, 0.00% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2016, 97.48%, 0.00% and 0.00% of dividends paid from net ordinary income for the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2016. The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deductions the amounts designated as short-term and long-term capital gains were as follows:

Core Plus Fund
Year Ended
November 30, 2016
Long-term	$8,494,488

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Independent Trustees
Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Michael D.	Trustee	Indefinite	Professor and	37	Independent
Akers, Ph.D		Term; Since	Chair, Department		Trustee, USA
615 E. Michigan St.		August 22,	of Accounting,		MUTUALS
Milwaukee, WI 53202		2001	Marquette		(an open-end
Age: 61			University		investment
			(2004–present).		company with
one portfolio).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	37	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 60		2001	(1986–present).		(an open-end
investment
company with
one portfolio).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	37	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 73		2009	Administrative Officer		fund complex
			(“CAO”) and Chief		(two closed-end
			Compliance Officer		investment
			(“CCO”), Granite		companies);
			Capital International		Independent
			Group, L.P. (an		Trustee, Gottex
			investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Chief Operating	37	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	Officer		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	(2016–present);		end investment
Age: 54		2001	Executive Vice		company with
			President, U.S.		ten portfolios);
			Bancorp Fund		Trustee, USA
			Services, LLC		MUTUALS (an
			(1994–present).		open-end
investment
company with
one portfolio).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 59	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President, U.S.
Milwaukee, WI 53202	Officer, Vice	Since	Bancorp Fund
Age: 56	President	July 1,	Services, LLC
	and Anti-	2014	(2014–present);
	Money		CCO (2003–2013)
	Laundering		and Senior
	Officer		Vice President,
Ariel Investments,
LLC (2010–2013).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 35		2015	Services, LLC
(2012–present);
Research Associate,
Vista360, LLC
(2010–2012).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 29		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 29		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

MN-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2016(1)	FYE 11/30/2015(2)
Audit Fees	$46,500	$30,000
Audit-Related Fees	0	0
Tax Fees	$9,000	$6,000
All Other Fees	0	0
(1) Cost related to Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund.
(2) Cost related to Convergence Core Plus Fund and Convergence Opportunities Fund.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2016	FYE 11/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2016	FYE 11/30/2015
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A copy of the Registrants Code of Ethics is filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    2/2/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    2/2/2017

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    2/2/2017

* Print the name and title of each signing officer under his or her signature.